PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.5%
Communication Services : 2.7%
25,203
(1)(2)
Advantage Solutions,
Inc.
$ 86,446
0.0
73,123
(2)
AMC Entertainment
Holdings, Inc. - Class A
332,710
0.1
7,254
(2)
AMC Networks, Inc.
- Class A
63,037
0.0
2,504
(2)
Anterix, Inc.
94,301
0.0
29,364
(1)(2)
AST SpaceMobile, Inc.
767,869
0.1
13,523
(2)
Atlanta Braves
Holdings, Inc. - Class
C
538,215
0.1
2,553
ATN International, Inc.
82,564
0.0
5,514
(2)
Bandwidth, Inc. - Class
A
96,550
0.0
6,022
(2)
Boston Omaha Corp.
- Class A
89,547
0.0
21,212
(2)
Bumble, Inc. - Class A
135,333
0.0
1,257
Cable One, Inc.
439,686
0.1
8,964
(2)
Cardlytics, Inc.
28,685
0.0
19,564
(2)
Cargurus, Inc.
587,507
0.1
14,664
(2)
Cars.com, Inc.
245,769
0.1
24,514
(2)
Cinemark Holdings,
Inc.
682,470
0.1
80,471
(2)
Clear Channel Outdoor
Holdings, Inc.
128,754
0.0
9,737  Cogent
Communications
Holdings, Inc.
739,233
0.1
17,458
(2)
Consolidated
Communications
Holdings, Inc.
81,005
0.0
329
(2)
Daily Journal Corp.
161,243
0.0
26,800
(2)
EchoStar Corp. - Class
A
665,176
0.1
19,333
(2)
Eventbrite, Inc. - Class
A
52,779
0.0
5,669
(2)
EverQuote, Inc. - Class
A
119,559
0.0
14,216
(2)
EW Scripps Co.
- Class A
31,915
0.0
64,791
(2)
fuboTV, Inc.
92,003
0.0
32,324
(2)
Gannett Co., Inc.
181,661
0.1
23,513
(1)(2)
Getty Images
Holdings, Inc.
89,584
0.0
166,452
(2)
Globalstar, Inc.
206,400
0.1
14,604
(2)
Gogo, Inc.
104,857
0.0
19,490
Gray Television, Inc.
104,466
0.0
6,083
(2)
Grindr, Inc.
72,570
0.0
1,716
(2)
Ibotta, Inc. - Class A
105,723
0.0
3,743
IDT Corp. - Class B
142,870
0.0
24,911
(2)
iHeartMedia, Inc.
- Class A
46,085
0.0
9,835
(2)
IMAX Corp.
201,716
0.1
26,791
(2)
Innovid Corp.
48,224
0.0
16,176
(2)
Integral Ad Science
Holding Corp.
174,863
0.0
8,019  John Wiley & Sons,
Inc. - Class A
386,917
0.1
37,396
(2)
Liberty Latin America
Ltd. - Class C
354,888
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
13,223
(1)(2)
Lions Gate
Entertainment Corp.
- Class A
$ 103,536
0.0
27,233
(2)
Lions Gate
Entertainment Corp.
- Class B
188,452
0.1
17,684
(2)
LiveOne, Inc.
16,779
0.0
222,842
(2)
Lumen Technologies,
Inc.
1,582,178
0.3
8,708
(2)
Madison Square
Garden Entertainment
Corp.
370,351
0.1
27,900
(2)
Magnite, Inc.
386,415
0.1
5,775
Marcus Corp.
87,029
0.0
6,006
(2)
MediaAlpha, Inc.
- Class A
108,769
0.0
16,569
(2)
National CineMedia,
Inc.
116,811
0.0
39,910
(2)
Nextdoor Holdings,
Inc.
98,977
0.0
6,735
(2)
Ooma, Inc.
76,712
0.0
11,290
(2)
Outbrain, Inc.
54,869
0.0
21,641
(2)
Playstudios, Inc.
32,678
0.0
9,505
(2)
PubMatic, Inc. - Class
A
141,339
0.0
11,982
(2)
QuinStreet, Inc.
229,216
0.1
5,507
Scholastic Corp.
176,279
0.0
11,390  Shenandoah
Telecommunications
Co.
160,713
0.0
5,476
Shutterstock, Inc.
193,686
0.1
7,339
Sinclair, Inc.
112,287
0.0
5,862
(2)
Sphere Entertainment
Co.
258,983
0.1
4,209
Spok Holdings, Inc.
63,387
0.0
19,931
(2)
Stagwell, Inc.
139,916
0.0
6,082
(2)
TechTarget, Inc.
148,705
0.0
37,443
TEGNA, Inc.
590,851
0.1
21,811  Telephone and Data
Systems, Inc.
507,106
0.1
7,463
(2)
Thryv Holdings, Inc.
128,587
0.0
21,554
(2)
TrueCar, Inc.
74,361
0.0
33,502
(2)
Vimeo, Inc.
169,185
0.0
18,290
(1)(2)
Vivid Seats, Inc.
- Class A
67,673
0.0
2,657
(2)
Webtoon
Entertainment, Inc.
30,396
0.0
11,500
(2)
WideOpenWest, Inc.
60,375
0.0
14,295
(2)
Yelp, Inc.
501,469
0.1
9,983
(2)
Ziff Davis, Inc.
485,773
0.1
16,358
(2)
ZipRecruiter, Inc.
- Class A
155,401
0.0
16,182,424
2.7
Consumer Discretionary : 9.8%
6,644
(1)(2)
1-800-Flowers.com,
Inc. - Class A
52,687
0.0
6,394
Aaron's Co., Inc.
63,620
0.0
11,066
(2)
Abercrombie & Fitch
Co. - Class A
1,548,133
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
15,437  Academy Sports &
Outdoors, Inc.
$ 900,903
0.2
12,608
(2)
Accel Entertainment,
Inc.
146,505
0.0
6,449  Acushnet Holdings
Corp.
411,124
0.1
19,395
(2)
Adient PLC
437,745
0.1
8,229
(2)
Adtalem Global
Education, Inc.
621,125
0.1
25,658
(2)
American Axle
& Manufacturing
Holdings, Inc.
158,566
0.0
39,871  American Eagle
Outfitters, Inc.
892,712
0.2
3,704
(2)
American Public
Education, Inc.
54,634
0.0
1,419
(2)
America's Car-Mart,
Inc.
59,484
0.0
24,940
(2)
AMMO, Inc.
35,664
0.0
11,552
(1)
Arhaus, Inc.
142,205
0.0
18,936
Arko Corp.
132,931
0.0
4,421
(2)
Asbury Automotive
Group, Inc.
1,054,806
0.2
18,385  Atmus Filtration
Technologies, Inc.
689,989
0.1
5,338
(2)
Bally's Corp.
92,081
0.0
33,234
(1)(2)
BARK, Inc.
54,171
0.0
6,794
(2)
Beazer Homes USA,
Inc.
232,151
0.1
4,240
(2)
BJ's Restaurants, Inc.
138,054
0.0
17,481
Bloomin' Brands, Inc.
288,961
0.1
6,487
(2)
Boot Barn Holdings,
Inc.
1,085,145
0.2
9,720
(2)
Brinker International,
Inc.
743,872
0.1
6,808
Buckle, Inc.
299,348
0.1
2,926
(1)
Build-A-Bear
Workshop, Inc.
100,567
0.0
7,624
Caleres, Inc.
251,973
0.1
9,381  Camping World
Holdings, Inc. - Class A
227,208
0.0
3,217
Carriage Services, Inc.
105,614
0.0
1,854
(2)
Cavco Industries, Inc.
793,957
0.1
6,197  Century Communities,
Inc.
638,167
0.1
10,541  Cheesecake Factory,
Inc.
427,438
0.1
23,848
(2)
Chegg, Inc.
42,211
0.0
3,871
(2)
Chuy's Holdings, Inc.
144,775
0.0
8,255
Clarus Corp.
37,148
0.0
4,032
(2)
Cooper-Standard
Holdings, Inc.
55,924
0.0
30,621
(2)
Coursera, Inc.
243,131
0.1
4,854
(1)
Cracker Barrel Old
Country Store, Inc.
220,129
0.0
11,328
Cricut, Inc. - Class A
78,503
0.0
28,643
Dana, Inc.
302,470
0.1
7,209
(2)
Dave & Buster's
Entertainment, Inc.
245,466
0.1
11,986
(2)
Denny's Corp.
77,310
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
9,642
(1)
Designer Brands, Inc.
- Class A
$ 71,158
0.0
13,762
(2)
Despegar.com Corp.
170,649
0.0
15,766
(2)
Destination XL Group,
Inc.
46,352
0.0
3,367  Dine Brands Global,
Inc.
105,151
0.0
5,778
(2)
Dorman Products, Inc.
653,607
0.1
6,381
(2)
Dream Finders Homes,
Inc. - Class A
231,056
0.0
6,570
(2)
El Pollo Loco Holdings,
Inc.
90,009
0.0
3,378
Escalade, Inc.
47,528
0.0
5,249  Ethan Allen Interiors,
Inc.
167,391
0.0
7,845
(2)
European Wax Center,
Inc. - Class A
53,346
0.0
17,470
(2)
Everi Holdings, Inc.
229,556
0.0
22,580
(1)(2)
EVgo, Inc.
93,481
0.0
28,977
(2)
Figs, Inc. - Class A
198,203
0.0
6,947
(2)
First Watch Restaurant
Group, Inc.
108,373
0.0
1,319  Flexsteel Industries,
Inc.
58,419
0.0
18,223
Foot Locker, Inc.
470,882
0.1
9,329
(2)
Fox Factory Holding
Corp.
387,154
0.1
17,257
(2)
Frontdoor, Inc.
828,163
0.1
8,481
(2)
Full House Resorts,
Inc.
42,575
0.0
7,234
(2)
Funko, Inc. - Class A
88,399
0.0
2,618
(2)
Genesco, Inc.
71,131
0.0
6,983
(2)
Gentherm, Inc.
325,059
0.1
5,256
(2)
GigaCloud Technology,
Inc. - Class A
120,783
0.0
8,736
(2)
G-III Apparel Group
Ltd.
266,623
0.1
28,810
(2)
Global Business Travel
Group I
221,549
0.0
4,489  Golden Entertainment,
Inc.
142,705
0.0
62,356
(2)
Goodyear Tire &
Rubber Co.
551,851
0.1
32,408
(2)
GoPro, Inc. - Class A
44,075
0.0
725  Graham Holdings Co.
- Class B
595,747
0.1
6,924
(2)
Green Brick Partners,
Inc.
578,292
0.1
2,900  Group 1 Automotive,
Inc.
1,110,816
0.2
5,160
(1)(2)
Groupon, Inc.
50,465
0.0
14,303
(2)
GrowGeneration Corp.
30,465
0.0
1,456  Hamilton Beach
Brands Holding Co.
- Class A
44,306
0.0
77,383
(2)
Hanesbrands, Inc.
568,765
0.1
3,575  Haverty Furniture Cos.,
Inc.
98,205
0.0
5,019
(2)
Helen of Troy Ltd.
310,425
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
16,205
(2)
Hilton Grand
Vacations, Inc.
$ 588,566
0.1
13,093
(2)
Holley, Inc.
38,624
0.0
2,904  Hooker Furnishings
Corp.
52,504
0.0
1,115
(2)
Hovnanian Enterprises,
Inc. - Class A
227,873
0.0
5,693
(2)
Inspired Entertainment,
Inc.
52,774
0.0
5,282  Installed Building
Products, Inc.
1,300,798
0.2
24,845  International Game
Technology PLC
529,199
0.1
6,641
(2)
iRobot Corp.
57,710
0.0
4,315
(1)
Jack in the Box, Inc.
200,820
0.0
14,646
KB Home
1,255,016
0.2
12,162
Kontoor Brands, Inc.
994,608
0.2
19,177
(1)
Krispy Kreme, Inc.
205,961
0.0
1,321
(1)(2)
Kura Sushi USA, Inc.
- Class A
106,420
0.0
3,708
(2)
Lands' End, Inc.
64,037
0.0
5,034
(2)
Landsea Homes Corp.
62,170
0.0
9,433
(2)
Latham Group, Inc.
64,144
0.0
30,031  Laureate Education,
Inc.
498,815
0.1
9,466
La-Z-Boy, Inc.
406,375
0.1
5,416
LCI Industries
652,845
0.1
2,499
(2)
Legacy Housing Corp.
68,348
0.0
40,498
(2)
Leslie's, Inc.
127,974
0.0
4,602
(2)
LGI Homes, Inc.
545,429
0.1
12,877
(2)
Life Time Group
Holdings, Inc.
314,456
0.1
6,959
(2)
Lincoln Educational
Services Corp.
83,090
0.0
8,199
(2)
Lindblad Expeditions
Holdings, Inc.
75,841
0.0
4,984
(1)(2)
Livewire Group, Inc.
30,402
0.0
3,335
(2)
Lovesac Co.
95,548
0.0
74,794
(1)(2)
Luminar Technologies,
Inc.
67,292
0.0
5,875
(2)
M/I Homes, Inc.
1,006,740
0.2
4,642
(2)
Malibu Boats, Inc.
- Class A
180,156
0.0
4,897
(2)
MarineMax, Inc.
172,717
0.0
4,418
(2)
MasterCraft Boat
Holdings, Inc.
80,452
0.0
7,867
Meritage Homes Corp.
1,613,286
0.3
20,626
(2)
Mister Car Wash, Inc.
134,275
0.0
11,369
(2)
Modine Manufacturing
Co.
1,509,690
0.3
2,866  Monarch Casino &
Resort, Inc.
227,188
0.0
11,340
(2)
Mondee Holdings, Inc.
15,763
0.0
6,789
Monro, Inc.
195,931
0.0
3,660
Movado Group, Inc.
68,076
0.0
17,523
(2)
National Vision
Holdings, Inc.
191,176
0.0
7,749
(2)
ODP Corp.
230,533
0.0
22,733  OneSpaWorld
Holdings Ltd.
375,322
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,934
(2)
OneWater Marine, Inc.
- Class A
$ 70,152
0.0
10,154
(2)
Overstock.com, Inc.
102,352
0.0
3,211
(1)
Oxford Industries, Inc.
278,586
0.1
7,223  Papa John's
International, Inc.
389,103
0.1
4,697
Patrick Industries, Inc.
668,712
0.1
74,709
(2)
Peloton Interactive,
Inc. - Class A
349,638
0.1
14,737  Perdoceo Education
Corp.
327,751
0.1
18,654
(2)
Petco Health &
Wellness Co., Inc.
84,876
0.0
9,521
Phinia, Inc.
438,252
0.1
9,133
(2)
PlayAGS, Inc.
104,025
0.0
11,992
(1)(2)
Portillo's, Inc. - Class A
161,532
0.0
6,737
(2)
Potbelly Corp.
56,187
0.0
2,016  RCI Hospitality
Holdings, Inc.
89,813
0.0
22,388
(1)(2)
RealReal, Inc.
70,298
0.0
10,769  Red Rock Resorts, Inc.
- Class A
586,264
0.1
11,691
Rent-A-Center, Inc.
373,995
0.1
8,562
(2)
Revolve Group, Inc.
212,166
0.0
1,743
Rocky Brands, Inc.
55,532
0.0
16,701
(2)
Rush Street
Interactive, Inc.
181,206
0.0
22,954
(2)
Sally Beauty Holdings,
Inc.
311,486
0.1
5,656
(1)(2)
Savers Value Village,
Inc.
59,501
0.0
7,770
(2)
SeaWorld
Entertainment, Inc.
393,162
0.1
8,341
(2)
Shake Shack, Inc.
- Class A
860,875
0.2
4,130
Shoe Carnival, Inc.
181,101
0.0
9,382
Signet Jewelers Ltd.
967,659
0.2
18,865  Six Flags
Entertainment Corp.
760,448
0.1
11,832
(2)
Skyline Champion
Corp.
1,122,265
0.2
4,875
(2)
Sleep Number Corp.
89,310
0.0
10,530  Smith & Wesson
Brands, Inc.
136,679
0.0
36,945
(1)(2)
Solid Power, Inc.
49,876
0.0
3,309  Sonic Automotive, Inc.
- Class A
193,510
0.0
27,398
(2)
Sonos, Inc.
336,721
0.1
4,845  Standard Motor
Products, Inc.
160,854
0.0
15,653
Steven Madden Ltd.
766,840
0.1
20,494
(2)
Stitch Fix, Inc. - Class
A
57,793
0.0
6,769
(2)
Stoneridge, Inc.
75,745
0.0
4,896  Strategic Education,
Inc.
453,125
0.1
9,390
(2)
Stride, Inc.
801,061
0.1
3,895  Sturm Ruger & Co.,
Inc.
162,344
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
35,920  Super Group SGHC
Ltd.
$ 130,390
0.0
3,304  Superior Group of
Cos., Inc.
51,179
0.0
21,857
(2)
Sweetgreen, Inc.
- Class A
774,831
0.1
7,947
(2)
Target Hospitality
Corp.
61,828
0.0
22,350
(2)
Taylor Morrison Home
Corp.
1,570,311
0.3
17,845
(2)
ThredUp, Inc. - Class A
15,025
0.0
6,102
(2)
Tilly's, Inc. - Class A
31,120
0.0
31,267
(2)
Topgolf Callaway
Brands Corp.
343,312
0.1
20,229
(2)
Tri Pointe Homes, Inc.
916,576
0.2
21,405
(2)
Udemy, Inc.
159,253
0.0
9,188
(2)
Universal Technical
Institute, Inc.
149,397
0.0
14,134
(2)
Urban Outfitters, Inc.
541,474
0.1
17,190
(2)
Victoria's Secret & Co.
441,783
0.1
12,826
(2)
Vista Outdoor, Inc.
502,523
0.1
5,931
(2)
Visteon Corp.
564,868
0.1
18,936
(2)
Vizio Holding Corp.
- Class A
211,515
0.0
19,430
(2)
Warby Parker, Inc.
- Class A
317,292
0.1
648
Winmark Corp.
248,139
0.1
6,331  Winnebago Industries,
Inc.
367,894
0.1
17,694  Wolverine World Wide,
Inc.
308,229
0.1
5,656
(2)
XPEL, Inc.
245,301
0.1
5,385
(2)
Xponential Fitness,
Inc. - Class A
66,774
0.0
3,831
(2)
Zumiez, Inc.
81,600
0.0
59,011,674
9.8
Consumer Staples : 2.7%
7,389
Andersons, Inc.
370,484
0.1
17,251
(1)
B&G Foods, Inc.
153,189
0.0
17,549
(2)
Beauty Health Co.
25,271
0.0
12,964
(1)(2)
Beyond Meat, Inc.
87,896
0.0
11,916
(2)
BRC, Inc. - Class A
40,753
0.0
3,871
Calavo Growers, Inc.
110,440
0.0
8,895
Cal-Maine Foods, Inc.
665,702
0.1
13,955
(2)
Central Garden & Pet
Co. - Class A
438,187
0.1
7,791
(2)
Chefs' Warehouse, Inc.
327,300
0.1
16,183
Dole PLC
263,621
0.1
12,218
(2)
Duckhorn Portfolio,
Inc.
70,987
0.0
10,550  Edgewell Personal
Care Co.
383,387
0.1
15,781  Energizer Holdings,
Inc.
501,205
0.1
7,570  Fresh Del Monte
Produce, Inc.
223,618
0.0
20,401
(2)
Hain Celestial Group,
Inc.
176,061
0.0
22,062
(2)
Herbalife Ltd.
158,626
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
12,044
(2)
HF Foods Group, Inc.
$ 42,997
0.0
17,958
(2)
Honest Co., Inc.
64,110
0.0
3,398  Ingles Markets, Inc.
- Class A
253,491
0.1
3,975
Inter Parfums, Inc.
514,683
0.1
4,794
(2)
Ispire Technology, Inc.
29,747
0.0
3,354  J & J Snack Foods
Corp.
577,290
0.1
2,033  John B Sanfilippo &
Son, Inc.
191,732
0.0
4,267  Lancaster Colony
Corp.
753,424
0.1
4,239
Limoneira Co.
112,333
0.0
8,071
(2)
Mama's Creations, Inc.
58,918
0.0
2,406
Medifast, Inc.
46,051
0.0
3,188
(1)
MGP Ingredients, Inc.
265,401
0.1
10,351
(2)
Mission Produce, Inc.
132,700
0.0
5,165  National Beverage
Corp.
242,445
0.0
2,430  Natural Grocers by
Vitamin Cottage, Inc.
72,147
0.0
3,573
(2)
Nature's Sunshine
Products, Inc.
48,664
0.0
11,037  Nu Skin Enterprises,
Inc. - Class A
81,343
0.0
1,257  Oil-Dri Corp. of
America
86,720
0.0
32,051
(2)
Olaplex Holdings, Inc.
75,320
0.0
5,613
PriceSmart, Inc.
515,161
0.1
34,400
Primo Water Corp.
868,600
0.2
1,254
(2)
Seneca Foods Corp.
- Class A
78,162
0.0
20,130
(2)
Simply Good Foods
Co.
699,920
0.1
8,072
SpartanNash Co.
180,893
0.0
22,111
(2)
Sprouts Farmers
Market, Inc.
2,441,275
0.4
20,898
(2)
SunOpta, Inc.
133,329
0.0
10,559
(2)
TreeHouse Foods, Inc.
443,267
0.1
4,113  Turning Point Brands,
Inc.
177,476
0.0
13,267
(2)
United Natural Foods,
Inc.
223,151
0.0
5,490
Universal Corp.
291,574
0.1
2,577
(2)
USANA Health
Sciences, Inc.
97,720
0.0
14,652
Utz Brands, Inc.
259,340
0.1
32,707
Vector Group Ltd.
487,988
0.1
31,594
(2)
Veru, Inc.
24,296
0.0
8,742
(2)
Vita Coco Co., Inc.
247,486
0.0
7,247
(2)
Vital Farms, Inc.
254,152
0.1
6,530
(2)
Waldencast PLC
- Class A
23,769
0.0
2,995
WD-40 Co.
772,351
0.1
3,788
Weis Markets, Inc.
261,107
0.1
8,292
(2)
Westrock Coffee Co.
53,898
0.0
14,643
WK Kellogg Co.
250,542
0.0
16,431,700
2.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer, Non-cyclical : 0.0%
5,782
(2)
Fibrobiologics, Inc.
$ 17,866
0.0
7,787
(3)(4)
Inhibrx, Inc. CVR
32,005
0.0
15,791
(2)
Regulus Therapeutics,
Inc.
24,792
0.0
33,164
(2)
Rigetti Computing, Inc.
25,971
0.0
100,634
0.0
Energy : 5.1%
10,160
(2)
Amplify Energy Corp.
66,345
0.0
34,294
Archrock, Inc.
694,111
0.1
9,537  Ardmore Shipping
Corp.
172,620
0.0
15,428  Atlas Energy Solutions,
Inc.
336,330
0.1
17,811
Berry Corp.
91,548
0.0
53,368
(1)
Borr Drilling Ltd.
292,990
0.1
5,778
(2)
Bristow Group, Inc.
200,439
0.0
14,538
Cactus, Inc. - Class A
867,482
0.2
15,221  California Resources
Corp.
798,646
0.1
3,229
(1)(2)
Centrus Energy Corp.
- Class A
177,111
0.0
41,934
ChampionX Corp.
1,264,310
0.2
39,043
(2)
Clean Energy Fuels
Corp.
121,424
0.0
32,144
(2)
CNX Resources Corp.
1,046,930
0.2
20,366
(1)
Comstock Resources,
Inc.
226,674
0.0
6,507
CONSOL Energy, Inc.
680,958
0.1
11,215
Core Laboratories, Inc.
207,814
0.0
30,186  Crescent Energy Co.
- Class A
330,537
0.1
7,444
CVR Energy, Inc.
171,435
0.0
13,952  Delek US Holdings,
Inc.
261,600
0.1
29,423
DHT Holdings, Inc.
324,536
0.1
10,347  Diversified Energy Co.
PLC
117,749
0.0
4,831
(2)
DMC Global, Inc.
62,706
0.0
7,739
Dorian LPG Ltd.
266,376
0.1
3,997
(1)(2)
Empire Petroleum
Corp.
20,984
0.0
41,099
(2)
Encore Energy Corp.
166,040
0.0
41,607
(1)(2)
Energy Fuels, Inc./
Canada
228,422
0.1
4,178  Excelerate Energy, Inc.
- Class A
91,958
0.0
21,162
(2)
Expro Group Holdings
NV
363,352
0.1
7,075
(1)
FLEX LNG Ltd.
179,988
0.0
21,742
Golar LNG Ltd.
799,236
0.1
13,186  Granite Ridge
Resources, Inc.
78,325
0.0
14,366
(2)
Green Plains, Inc.
194,516
0.0
2,846
(2)
Gulfport Energy Corp.
430,742
0.1
6,199
(2)
Hallador Energy Co.
58,457
0.0
32,398
(2)
Helix Energy Solutions
Group, Inc.
359,618
0.1
21,174  Helmerich & Payne,
Inc.
644,113
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
3,846
(1)
HighPeak Energy, Inc.
$ 53,382
0.0
8,452
(2)
Innovex International,
Inc.
124,075
0.0
9,018  International Seaways,
Inc.
464,968
0.1
8,442
Kinetik Holdings, Inc.
382,085
0.1
4,547  Kodiak Gas Services,
Inc.
131,863
0.0
104,113
(2)
Kosmos Energy Ltd.
419,575
0.1
35,706
Liberty Energy, Inc.
681,628
0.1
37,327  Magnolia Oil & Gas
Corp. - Class A
911,525
0.2
31,158
Murphy Oil Corp.
1,051,271
0.2
2,063
(2)
Nabors Industries Ltd.
133,002
0.0
3,001
(2)
Natural Gas Services
Group, Inc.
57,349
0.0
20,678
(2)
Newpark Resources,
Inc.
143,299
0.0
26,096
(1)(2)
NextDecade Corp.
122,912
0.0
30,358
(1)
Noble Corp. PLC
1,097,138
0.2
47,214  Nordic American
Tankers Ltd.
173,275
0.0
21,603  Northern Oil and Gas,
Inc.
764,962
0.1
22,699
(2)
Oceaneering
International, Inc.
564,524
0.1
16,060
(2)
Oil States International,
Inc.
73,876
0.0
12,500
(2)
Par Pacific Holdings,
Inc.
220,000
0.0
85,663  Patterson-UTI Energy,
Inc.
655,322
0.1
22,744  PBF Energy, Inc.
- Class A
703,927
0.1
27,732
(1)
Peabody Energy Corp.
736,007
0.1
5,726
(1)(2)
ProFrac Holding Corp.
- Class A
38,880
0.0
20,682
(2)
ProPetro Holding Corp.
158,424
0.0
3,552
(2)
REX American
Resources Corp.
164,422
0.0
2,730  Riley Exploration
Permian, Inc.
72,318
0.0
38,220
(1)(2)
Ring Energy, Inc.
61,152
0.0
20,802
RPC, Inc.
132,301
0.0
11,410
(2)
Sable Offshore Corp.
269,618
0.1
8,204  SandRidge Energy,
Inc.
100,335
0.0
10,249
Scorpio Tankers, Inc.
730,754
0.1
6,339
(2)
SEACOR Marine
Holdings, Inc.
61,171
0.0
15,102
(2)
Seadrill Ltd.
600,153
0.1
21,685  Select Water Solutions,
Inc.
241,354
0.1
25,100
SFL Corp. Ltd.
290,407
0.1
17,974  Sitio Royalties Corp.
- Class A
374,578
0.1
25,097
SM Energy Co.
1,003,127
0.2
6,839  Solaris Oilfield
Infrastructure, Inc.
- Class A
87,266
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
32,678
(2)
Talos Energy, Inc.
$ 338,217
0.1
14,136
(2)
Teekay Corp.
130,051
0.0
5,353  Teekay Tankers Ltd.
- Class A
311,812
0.1
30,703
(2)
TETRA Technologies,
Inc.
95,179
0.0
10,802
(2)
Tidewater, Inc.
775,476
0.1
159,528
(2)
Transocean Ltd.
677,994
0.1
87,432
(2)
Uranium Energy Corp.
542,953
0.1
65,740
(2)
Ur-Energy, Inc.
78,231
0.0
24,524
VAALCO Energy, Inc.
140,768
0.0
13,818
(2)
Valaris Ltd.
770,353
0.1
6,230
(2)
Vital Energy, Inc.
167,587
0.0
5,969
Vitesse Energy, Inc.
143,375
0.0
25,434
(1)
W&T Offshore, Inc.
54,683
0.0
12,611  World Fuel Services
Corp.
389,806
0.1
31,065,132
5.1
Financials : 17.4%
4,376
1st Source Corp.
262,035
0.1
2,184
ACNB Corp.
95,375
0.0
4,787
Alerus Financial Corp.
109,527
0.0
8,484
(2)
AlTi Global, Inc.
31,730
0.0
4,485  Amalgamated
Financial Corp.
140,694
0.0
3,961
(1)
A-Mark Precious
Metals, Inc.
174,918
0.0
10,076
(2)
Ambac Financial
Group, Inc.
112,952
0.0
7,219
Amerant Bancorp, Inc.
154,270
0.0
5,806
(2)
American Coastal
Insurance Corp.
65,434
0.0
14,248
Ameris Bancorp
888,933
0.2
4,419
AMERISAFE, Inc.
213,570
0.0
32,876  Apollo Commercial
Real Estate Finance,
Inc.
302,130
0.1
40,852
Arbor Realty Trust, Inc.
635,657
0.1
14,278
(1)
Ares Commercial Real
Estate Corp.
99,946
0.0
10,380
(1)
ARMOUR Residential
REIT, Inc.
211,752
0.0
4,525
Arrow Financial Corp.
129,686
0.0
13,549  Artisan Partners Asset
Management, Inc.
- Class A
586,943
0.1
31,914
Associated Banc-Corp.
687,428
0.1
19,616  Atlantic Union
Bankshares Corp.
738,935
0.1
38,221
(2)
AvidXchange Holdings,
Inc.
309,972
0.1
12,038
(2)
Axos Financial, Inc.
756,949
0.1
4,641
(1)
B Riley Financial, Inc.
24,365
0.0
30,293
Banc of California, Inc.
446,216
0.1
4,512
BancFirst Corp.
474,888
0.1
6,258  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
203,322
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
11,107
(2)
Bancorp, Inc.
$ 594,224
0.1
2,484
(1)
Bank First Corp.
225,299
0.0
8,472
Bank of Hawaii Corp.
531,787
0.1
4,346
Bank of Marin Bancorp
87,311
0.0
10,441  Bank of NT Butterfield
& Son Ltd.
385,064
0.1
16,115
BankUnited, Inc.
587,231
0.1
7,612
Banner Corp.
453,371
0.1
4,490  Bar Harbor
Bankshares
138,472
0.0
9,986  Berkshire Hills
Bancorp, Inc.
268,923
0.1
80,363  BGC Group, Inc.
- Class A
737,732
0.1
37,982
(1)
Blackstone Mortgage
Trust, Inc. - Class A
722,038
0.1
7,603
(2)
Blue Foundry Bancorp
77,931
0.0
10,990  Bread Financial
Holdings, Inc.
522,904
0.1
6,911
(2)
Bridgewater
Bancshares, Inc.
97,929
0.0
6,480  Brightsphere
Investment Group, Inc.
164,592
0.0
31,653  BrightSpire Capital,
Inc.
177,257
0.0
19,696
Brookline Bancorp, Inc.
198,733
0.0
14,625
(2)
BRP Group, Inc.
- Class A
728,325
0.1
44,688
Burford Capital Ltd.
592,563
0.1
3,076  Burke & Herbert
Financial Services
Corp.
187,605
0.0
6,692  Business First
Bancshares, Inc.
171,784
0.0
7,978
Byline Bancorp, Inc.
213,571
0.0
39,457
Cadence Bank
1,256,705
0.2
3,798  Camden National
Corp.
156,933
0.0
12,748
Cannae Holdings, Inc.
242,977
0.0
14,519
(2)
Cantaloupe, Inc.
107,441
0.0
3,830  Capital City Bank
Group, Inc.
135,161
0.0
28,935  Capitol Federal
Financial, Inc.
168,980
0.0
6,353
(2)
Carter Bankshares,
Inc.
110,479
0.0
3,405  Cass Information
Systems, Inc.
141,239
0.0
15,224  Cathay General
Bancorp
653,871
0.1
6,439  Central Pacific
Financial Corp.
190,015
0.0
18,510  Chimera Investment
Corp.
293,013
0.1
1,183  ChoiceOne Financial
Services, Inc.
36,567
0.0
4,894  Citizens & Northern
Corp.
96,363
0.0
1,264  Citizens Financial
Services, Inc.
74,260
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,428
City Holding Co.
$ 402,413
0.1
4,825  Civista Bancshares,
Inc.
85,981
0.0
21,241  Claros Mortgage Trust,
Inc.
159,095
0.0
6,057
CNB Financial Corp.
145,731
0.0
22,964  CNO Financial Group,
Inc.
806,036
0.1
2,886
(2)
Coastal Financial
Corp.
155,815
0.0
6,043
(1)
Cohen & Steers, Inc.
579,826
0.1
8,038
(2)
Columbia Financial,
Inc.
137,209
0.0
11,569  Community Bank
System, Inc.
671,812
0.1
4,066  Community Trust
Bancorp, Inc.
201,918
0.0
4,567  Community West
Bancshares
87,960
0.0
15,322  Compass Diversified
Holdings
339,076
0.1
8,688  ConnectOne Bancorp,
Inc.
217,634
0.0
10,865
(2)
CrossFirst Bankshares,
Inc.
181,337
0.0
6,569
(2)
Customers Bancorp,
Inc.
305,130
0.1
28,715
CVB Financial Corp.
511,701
0.1
699  Diamond Hill
Investment Group, Inc.
112,965
0.0
8,054  Dime Community
Bancshares, Inc.
231,955
0.0
5,792
(2)
Donnelley Financial
Solutions, Inc.
381,287
0.1
13,528
Dynex Capital, Inc.
172,617
0.0
6,744
Eagle Bancorp, Inc.
152,280
0.0
42,307  Eastern Bankshares,
Inc.
693,412
0.1
19,175
Ellington Financial, Inc.
247,166
0.1
5,874  Employers Holdings,
Inc.
281,776
0.1
6,717
Enact Holdings, Inc.
244,029
0.1
5,362
(2)
Encore Capital Group,
Inc.
253,462
0.1
5,756
(2)
Enova International,
Inc.
482,295
0.1
2,740
(2)
Enstar Group Ltd.
881,157
0.2
3,149  Enterprise Bancorp,
Inc.
100,642
0.0
8,432  Enterprise Financial
Services Corp.
432,224
0.1
3,912  Equity Bancshares,
Inc. - Class A
159,923
0.0
2,008  Esquire Financial
Holdings, Inc.
130,942
0.0
22,777
Essent Group Ltd.
1,464,333
0.3
4,376  F&G Annuities & Life,
Inc.
195,695
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,478  Farmers & Merchants
Bancorp, Inc./Archbold
OH
$ 96,167
0.0
10,580  Farmers National Banc
Corp.
159,970
0.0
8,156
FB Financial Corp.
382,761
0.1
2,047  Federal Agricultural
Mortgage Corp. - Class
C
383,628
0.1
11,064  Fidelis Insurance
Holdings Ltd.
199,816
0.0
1,499  Fidelity D&D Bancorp,
Inc.
73,961
0.0
4,274  Financial Institutions,
Inc.
108,859
0.0
4,009
First Bancorp, Inc.
105,517
0.0
35,299  First BanCorp/Puerto
Rico
747,280
0.1
9,193  First Bancorp/Southern
Pines NC
382,337
0.1
6,808
First Bancshares, Inc.
218,741
0.0
12,223
First Busey Corp.
318,042
0.1
22,808  First Commonwealth
Financial Corp.
391,157
0.1
4,634  First Community
Bankshares, Inc.
199,957
0.0
20,791
First Financial Bancorp
524,557
0.1
28,594  First Financial
Bankshares, Inc.
1,058,264
0.2
3,379
First Financial Corp.
148,169
0.0
12,003
First Foundation, Inc.
74,899
0.0
17,123  First Interstate
BancSystem, Inc.
- Class A
525,334
0.1
13,242
First Merchants Corp.
492,602
0.1
5,850  First Mid Bancshares,
Inc.
227,623
0.0
8,557  FirstCash Holdings,
Inc.
982,344
0.2
4,360
Five Star Bancorp
129,623
0.0
6,997  Flushing Financial
Corp.
102,016
0.0
26,800
(2)
Flywire Corp.
439,252
0.1
27,514
(2)
Forge Global Holdings,
Inc.
36,043
0.0
20,753  Franklin BSP Realty
Trust, Inc.
271,034
0.1
38,860
Fulton Financial Corp.
704,532
0.1
11,346  GCM Grosvenor, Inc.
- Class A
128,437
0.0
93,505
(2)
Genworth Financial,
Inc. - Class A
640,509
0.1
6,900  German American
Bancorp, Inc.
267,375
0.1
24,990
Glacier Bancorp, Inc.
1,142,043
0.2
4,990
(2)
Goosehead Insurance,
Inc. - Class A
445,607
0.1
2,496  Great Southern
Bancorp, Inc.
143,046
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,242
(2)
Green Dot Corp.
- Class A
$ 143,354
0.0
1,944  Greene County
Bancorp, Inc.
60,070
0.0
8,428
(2)
Greenlight Capital Re
Ltd. - Class A
115,042
0.0
5,857
(2)
Hamilton Insurance
Group Ltd. - Class B
113,274
0.0
8,417  Hamilton Lane, Inc.
- Class A
1,417,339
0.2
18,806  Hancock Whitney
Corp.
962,303
0.2
7,338
Hanmi Financial Corp.
136,487
0.0
24,587  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
847,514
0.1
11,021  HarborOne Bancorp,
Inc.
143,053
0.0
1,813
HCI Group, Inc.
194,100
0.0
9,519  Heartland Financial
USA, Inc.
539,727
0.1
15,427  Heritage Commerce
Corp.
152,419
0.0
8,399  Heritage Financial
Corp.
182,846
0.0
5,265
(2)
Heritage Insurance
Holdings, Inc.
64,444
0.0
9,917
Hilltop Holdings, Inc.
318,931
0.1
396
(1)
Hingham Institution For
Savings The
96,351
0.0
4,536
(2)
Hippo Holdings, Inc.
76,568
0.0
2,286
Home Bancorp, Inc.
101,910
0.0
40,553  Home BancShares,
Inc.
1,098,581
0.2
4,206
HomeStreet, Inc.
66,287
0.0
4,321  HomeTrust
Bancshares, Inc.
147,260
0.0
26,136
Hope Bancorp, Inc.
328,268
0.1
9,246  Horace Mann
Educators Corp.
323,148
0.1
11,128
Horizon Bancorp, Inc.
173,040
0.0
9,359  Independent Bank
Corp.
553,398
0.1
5,050  Independent Bank
Corp. Michigan
168,417
0.0
8,062  Independent Bank
Group, Inc.
464,855
0.1
11,965  International
Bancshares Corp.
715,387
0.1
7,394
(2)
International Money
Express, Inc.
136,715
0.0
9,179
(1)
Invesco Mortgage
Capital, Inc.
86,191
0.0
355
Investors Title Co.
81,579
0.0
16,715  Jackson Financial, Inc.
- Class A
1,524,909
0.3
7,915  James River Group
Holdings Ltd.
49,627
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,656  John Marshall
Bancorp, Inc.
$ 72,316
0.0
13,749
Kearny Financial Corp.
94,456
0.0
14,230  KKR Real Estate
Finance Trust, Inc.
175,740
0.0
27,742
Ladder Capital Corp.
321,807
0.1
5,672  Lakeland Financial
Corp.
369,361
0.1
11,283
(1)(2)
Lemonade, Inc.
186,057
0.0
24,388
(2)
LendingClub Corp.
278,755
0.1
2,248
(2)
LendingTree, Inc.
130,451
0.0
7,823  Live Oak Bancshares,
Inc.
370,575
0.1
25,639
(2)
Maiden Holdings Ltd.
45,381
0.0
103,371
(2)
Marqeta, Inc. - Class A
508,585
0.1
11,161
MBIA, Inc.
39,845
0.0
4,084
Mercantile Bank Corp.
178,552
0.0
3,878
Merchants Bancorp
174,355
0.0
6,015
Mercury General Corp.
378,825
0.1
5,029  Metrocity Bankshares,
Inc.
153,988
0.0
2,493
(2)
Metropolitan Bank
Holding Corp.
131,082
0.0
23,700
MFA Financial, Inc.
301,464
0.1
4,287  Mid Penn Bancorp,
Inc.
127,881
0.0
2,211
Middlefield Banc Corp.
63,677
0.0
5,260  Midland States
Bancorp, Inc.
117,719
0.0
4,283  MidWestOne Financial
Group, Inc.
122,194
0.0
15,469
Moelis & Co. - Class A
1,059,781
0.2
1,923
(2)
Moneylion, Inc.
79,901
0.0
14,003
(2)
Mr Cooper Group, Inc.
1,290,797
0.2
8,340  National Bank Holdings
Corp. - Class A
351,114
0.1
17,594
Navient Corp.
274,290
0.1
9,073
(2)
NB Bancorp, Inc.
168,395
0.0
10,487
NBT Bancorp, Inc.
463,840
0.1
3,295
Nelnet, Inc. - Class A
373,258
0.1
8,844
(2)
NerdWallet, Inc.
- Class A
112,407
0.0
55,653  New York Community
Bancorp, Inc.
624,983
0.1
23,265  New York Mortgage
Trust, Inc.
147,267
0.0
5,947
NewtekOne, Inc.
74,100
0.0
3,185  Nicolet Bankshares,
Inc.
304,582
0.1
17,355
(2)
NMI Holdings, Inc.
- Class A
714,852
0.1
1,901
Northeast Bank
146,624
0.0
9,799  Northfield Bancorp,
Inc.
113,668
0.0
1,519
Northrim BanCorp, Inc.
108,183
0.0
27,963  Northwest Bancshares,
Inc.
374,145
0.1
2,373  Norwood Financial
Corp.
65,447
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
13,462  OceanFirst Financial
Corp.
$ 250,259
0.1
1,857
(2)
Ocwen Financial Corp.
59,313
0.0
10,357
OFG Bancorp
465,236
0.1
68,011
Old National Bancorp
1,269,085
0.2
11,130  Old Second Bancorp,
Inc.
173,517
0.0
23,716
(2)
Open Lending Corp.
145,142
0.0
1,406  Orange County
Bancorp, Inc.
84,810
0.0
10,988
(1)
Orchid Island Capital,
Inc.
90,321
0.0
7,168
Origin Bancorp, Inc.
230,523
0.0
4,447  Orrstown Financial
Services, Inc.
159,914
0.0
42,826
(2)
Oscar Health, Inc.
- Class A
908,339
0.2
9,595
P10, Inc. - Class A
102,762
0.0
20,948  Pacific Premier
Bancorp, Inc.
527,052
0.1
41,432
(2)
Pagseguro Digital Ltd.
- Class A
356,730
0.1
5,481
(2)
Palomar Holdings, Inc.
518,886
0.1
3,272
Park National Corp.
549,631
0.1
5,582  Pathward Financial,
Inc.
368,468
0.1
12,226  Patria Investments Ltd.
- Class A
136,564
0.0
62,815
(2)
Payoneer Global, Inc.
472,997
0.1
7,199
(2)
Paysafe Ltd.
161,474
0.0
4,290  Peapack-Gladstone
Financial Corp.
117,589
0.0
5,802  PennyMac Financial
Services, Inc.
661,254
0.1
19,862  PennyMac Mortgage
Investment Trust
283,232
0.1
8,188
Peoples Bancorp, Inc.
246,377
0.1
2,556  Peoples Financial
Services Corp.
119,825
0.0
11,888  Perella Weinberg
Partners
229,557
0.0
3,778
Piper Sandler Cos.
1,072,234
0.2
5,169  PJT Partners, Inc.
- Class A
689,234
0.1
1,753
Plumas Bancorp
71,487
0.0
8,819
(2)
PRA Group, Inc.
197,193
0.0
2,942  Preferred Bank/Los
Angeles CA
236,095
0.0
8,321  Premier Financial
Corp.
195,377
0.0
11,964
(2)
ProAssurance Corp.
179,939
0.0
9,292
PROG Holdings, Inc.
450,569
0.1
27,925  Provident Financial
Services, Inc.
518,288
0.1
3,878
QCR Holdings, Inc.
287,088
0.1
33,232
Radian Group, Inc.
1,152,818
0.2
37,206
(1)
Ready Capital Corp.
283,882
0.1
1,671  Red River Bancshares,
Inc.
86,892
0.0
31,337
Redwood Trust, Inc.
242,235
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,206  Regional Management
Corp.
$ 72,158
0.0
32,192
(2)
Remitly Global, Inc.
431,051
0.1
12,039
Renasant Corp.
391,267
0.1
2,456  Republic Bancorp, Inc.
- Class A
160,377
0.0
1,930
(1)(2)
Root, Inc. - Class A
72,915
0.0
8,895
S&T Bancorp, Inc.
373,323
0.1
3,499  Safety Insurance
Group, Inc.
286,148
0.1
9,850  Sandy Spring Bancorp,
Inc.
308,994
0.1
18,600  Seacoast Banking
Corp. of Florida
495,690
0.1
13,333  Selective Insurance
Group, Inc.
1,243,969
0.2
30,591
(2)
Selectquote, Inc.
66,382
0.0
11,234  ServisFirst
Bancshares, Inc.
903,775
0.2
530
(2)
Sezzle, Inc.
90,413
0.0
27,316  Simmons First National
Corp. - Class A
588,387
0.1
22,640
(2)
SiriusPoint Ltd.
324,658
0.1
8,405
(2)
Skyward Specialty
Insurance Group, Inc.
342,336
0.1
4,617
SmartFinancial, Inc.
134,539
0.0
3,492  South Plains Financial,
Inc.
118,449
0.0
2,523
(2)
Southern First
Bancshares, Inc.
85,984
0.0
2,525  Southern Missouri
Bancorp, Inc.
142,637
0.0
6,827  Southside Bancshares,
Inc.
228,227
0.0
16,487
SouthState Corp.
1,602,207
0.3
11,754
Stellar Bancorp, Inc.
304,311
0.1
12,542  StepStone Group, Inc.
- Class A
712,762
0.1
6,005  Stewart Information
Services Corp.
448,814
0.1
5,953  Stock Yards Bancorp,
Inc.
369,026
0.1
62,920
(2)
StoneCo Ltd. - Class A
708,479
0.1
6,164
(2)
StoneX Group, Inc.
504,708
0.1
10,151
(2)
Texas Capital
Bancshares, Inc.
725,390
0.1
3,569
(2)
Third Coast
Bancshares, Inc.
95,542
0.0
6,285
Tiptree, Inc.
122,997
0.0
3,181  Tompkins Financial
Corp.
183,830
0.0
15,633  Towne Bank/
Portsmouth VA
516,827
0.1
14,102  TPG RE Finance Trust,
Inc.
120,290
0.0
7,509
TriCo Bancshares
320,259
0.1
4,903
(2)
Triumph Financial, Inc.
389,985
0.1
7,327
(2)
Trupanion, Inc.
307,587
0.1
4,996  TrustCo Bank Corp.
NY
165,218
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
13,554
Trustmark Corp.
$ 431,288
0.1
23,068  Two Harbors
Investment Corp.
320,184
0.1
9,731
UMB Financial Corp.
1,022,825
0.2
28,689  United Bankshares,
Inc.
1,064,362
0.2
26,134  United Community
Banks, Inc.
759,977
0.1
5,277
United Fire Group, Inc.
110,448
0.0
5,919  Universal Insurance
Holdings, Inc.
131,165
0.0
7,377
Univest Financial Corp.
207,589
0.0
16,876
(1)(2)
Upstart Holdings, Inc.
675,209
0.1
94,013  Valley National
Bancorp
851,758
0.2
11,731
Veritex Holdings, Inc.
308,760
0.1
9,032  Victory Capital
Holdings, Inc. - Class A
500,373
0.1
1,493  Virtus Investment
Partners, Inc.
312,709
0.1
6,999
Walker & Dunlop, Inc.
795,016
0.1
14,700  Washington Federal,
Inc.
512,295
0.1
4,151  Washington Trust
Bancorp, Inc.
133,704
0.0
5,278  Waterstone Financial,
Inc.
77,587
0.0
12,846
WesBanco, Inc.
382,554
0.1
5,102
West BanCorp, Inc.
96,989
0.0
5,907
Westamerica BanCorp
291,924
0.1
31,162
WisdomTree, Inc.
311,308
0.1
859
(2)
World Acceptance
Corp.
101,345
0.0
13,062
WSFS Financial Corp.
666,031
0.1
104,896,206
17.4
Health Care : 17.1%
11,354
(2)
2seventy bio, Inc.
53,591
0.0
11,129
(2)
4D Molecular
Therapeutics, Inc.
120,304
0.0
18,308
(2)
89bio, Inc.
135,479
0.0
18,399
(2)
Absci Corp.
70,284
0.0
26,532
(2)
ACADIA
Pharmaceuticals, Inc.
408,062
0.1
16,753
(2)
Accolade, Inc.
64,499
0.0
23,584
(2)
Accuray, Inc.
42,451
0.0
16,853
(2)
ACELYRIN, Inc.
83,085
0.0
9,062
(2)
Achieve Life Sciences,
Inc.
42,954
0.0
22,575
(2)
AdaptHealth Corp.
253,517
0.1
26,179
(2)
Adaptive
Biotechnologies Corp.
134,036
0.0
16,277
(2)
ADC Therapeutics SA
51,273
0.0
3,504
(2)
Addus HomeCare
Corp.
466,137
0.1
49,542
(2)
ADMA Biologics, Inc.
990,345
0.2
4,966
(2)
Adverum
Biotechnologies, Inc.
34,861
0.0
4,674
(1)(2)
Agenus, Inc.
25,614
0.0
69,061
(2)
agilon health, Inc.
271,410
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,594
(2)
Agios
Pharmaceuticals, Inc.
$ 559,551
0.1
48,512
(2)
Akebia Therapeutics,
Inc.
64,036
0.0
15,062
(2)
Akero Therapeutics,
Inc.
432,129
0.1
11,523
(2)
Aldeyra Therapeutics,
Inc.
62,109
0.0
18,498
(2)
Alector, Inc.
86,201
0.0
22,483
(2)
Alignment Healthcare,
Inc.
265,749
0.1
35,978
(2)
Alkermes PLC
1,007,024
0.2
24,217
(1)(2)
Allogene Therapeutics,
Inc.
67,808
0.0
22,749
(2)
Alphatec Holdings, Inc.
126,484
0.0
15,794
(1)(2)
Altimmune, Inc.
96,975
0.0
4,307
(2)
Alto Neuroscience, Inc.
49,272
0.0
7,662
(2)
ALX Oncology
Holdings, Inc.
13,945
0.0
64,956
(2)
Amicus Therapeutics,
Inc.
693,730
0.1
8,421
(1)(2)
AMN Healthcare
Services, Inc.
356,966
0.1
35,467
(2)
Amneal
Pharmaceuticals, Inc.
295,085
0.1
8,579
(2)
Amphastar
Pharmaceuticals, Inc.
416,339
0.1
4,467
(2)
AnaptysBio, Inc.
149,645
0.0
16,910
(1)(2)
Anavex Life Sciences
Corp.
96,049
0.0
9,350
(2)
AngioDynamics, Inc.
72,743
0.0
4,150
(2)
ANI Pharmaceuticals,
Inc.
247,589
0.1
3,730
(2)
Anika Therapeutics,
Inc.
92,131
0.0
20,290
(2)
Annexon, Inc.
120,117
0.0
8,051
(1)(2)
Apogee Therapeutics,
Inc.
472,916
0.1
9,567
(2)
Apollo Medical
Holdings, Inc.
554,312
0.1
21,684
(2)
Applied Therapeutics,
Inc.
184,314
0.0
17,059
(1)(2)
Aquestive
Therapeutics, Inc.
84,954
0.0
32,855
(2)
Arbutus Biopharma
Corp.
126,492
0.0
9,523
(2)
Arcellx, Inc.
795,266
0.1
5,207
(2)
Arcturus Therapeutics
Holdings, Inc.
120,854
0.0
12,188
(2)
Arcus Biosciences, Inc.
186,355
0.0
23,626
(2)
Arcutis
Biotherapeutics, Inc.
219,722
0.0
51,716
(2)
Ardelyx, Inc.
356,323
0.1
5,562
(2)
ArriVent Biopharma,
Inc.
130,707
0.0
26,487
(2)
Arrowhead
Pharmaceuticals, Inc.
513,053
0.1
11,205
(1)(2)
ARS Pharmaceuticals,
Inc.
162,473
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,537
(2)
Artiva Biotherapeutics,
Inc.
$ 39,197
0.0
8,972
(2)
Artivion, Inc.
238,835
0.1
14,240
(2)
Arvinas, Inc.
350,731
0.1
10,391
(2)
Astria Therapeutics,
Inc.
114,405
0.0
20,814
(2)
Atea Pharmaceuticals,
Inc.
69,727
0.0
31,732
(2)
Atossa Therapeutics,
Inc.
48,233
0.0
10,569
(2)
AtriCure, Inc.
296,355
0.1
10,769
(2)
Aura Biosciences, Inc.
95,952
0.0
30,475
(2)
Aurinia
Pharmaceuticals, Inc.
223,382
0.0
20,652
(2)
Avadel
Pharmaceuticals PLC
270,851
0.1
10,364
(2)
Avanos Medical, Inc.
249,047
0.1
12,476
(2)
Aveanna Healthcare
Holdings, Inc.
64,875
0.0
13,991
(2)
Avid Bioservices, Inc.
159,218
0.0
23,811
(2)
Avidity Biosciences,
Inc.
1,093,639
0.2
5,929
(2)
Avita Medical, Inc.
63,559
0.0
9,686
(2)
Axogen, Inc.
135,798
0.0
10,815
(2)
Axonics, Inc.
752,724
0.1
8,048
(2)
Axsome Therapeutics,
Inc.
723,274
0.1
16,904
(1)(2)
Beam Therapeutics,
Inc.
414,148
0.1
46,187
(2)
BioCryst
Pharmaceuticals, Inc.
351,021
0.1
16,650
(2)
Biohaven Ltd.
832,001
0.1
7,892
(2)
BioLife Solutions, Inc.
197,616
0.0
6,398
(2)
Biomea Fusion, Inc.
64,620
0.0
6,685
(2)
Biote Corp. - Class A
37,302
0.0
8,761
(2)
Bioventus, Inc. - Class
A
104,694
0.0
8,700
(2)
Black Diamond
Therapeutics, Inc.
37,845
0.0
45,017
(2)
Bluebird Bio, Inc.
23,386
0.0
13,820
(2)
Blueprint Medicines
Corp.
1,278,350
0.2
31,104
(2)
Bridgebio Pharma, Inc.
791,908
0.1
12,021
(2)
BrightSpring Health
Services, Inc.
176,468
0.0
42,783
(2)
Brookdale Senior
Living, Inc.
290,497
0.1
13,130
(2)
C4 Therapeutics, Inc.
74,841
0.0
9,761
(1)(2)
Cabaletta Bio, Inc.
46,072
0.0
4,614
(2)
Candel Therapeutics,
Inc.
31,975
0.0
11,072
(2)
CareDx, Inc.
345,723
0.1
7,093
(1)(2)
Cargo Therapeutics,
Inc.
130,866
0.0
19,201
(2)
Caribou Biosciences,
Inc.
37,634
0.0
1,728
(1)(2)
Cartesian
Therapeutics, Inc.
27,855
0.0
31,066
(3)(4)
Cartesian
Therapeutics, Inc. CVR
5,592
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,023
(1)(2)
Cassava Sciences,
Inc.
$ 265,547
0.1
5,797
(2)
Castle Biosciences,
Inc.
165,330
0.0
24,717
(2)
Catalyst
Pharmaceuticals, Inc.
491,374
0.1
5,550
(2)
Celcuity, Inc.
82,751
0.0
14,356
(1)(2)
Celldex Therapeutics,
Inc.
487,960
0.1
11,903
(2)
Century Therapeutics,
Inc.
20,354
0.0
42,319
(2)
Cerus Corp.
73,635
0.0
1,368
(2)
CervoMed, Inc.
19,973
0.0
10,085
(1)(2)
CG oncology, Inc.
380,507
0.1
12,545
(2)
ChromaDex Corp.
45,789
0.0
3,586
(2)
Cibus, Inc.
11,690
0.0
16,060
(2)
Codexis, Inc.
49,465
0.0
20,641
(2)
Cogent Biosciences,
Inc.
222,923
0.0
25,393
(2)
Coherus Biosciences,
Inc.
26,409
0.0
7,315
(2)
Collegium
Pharmaceutical, Inc.
282,652
0.1
28,103
(2)
Community Health
Systems, Inc.
170,585
0.0
26,177
(2)
Compass
Therapeutics, Inc.
48,166
0.0
3,642
(2)
Concentra Group
Holdings Parent, Inc.
81,435
0.0
6,841
CONMED Corp.
492,005
0.1
1,726
(2)
Contineum
Therapeutics, Inc.
- Class A
33,036
0.0
2,273
(2)
Corbus
Pharmaceuticals
Holdings, Inc.
46,892
0.0
17,816
(2)
Corcept Therapeutics,
Inc.
824,524
0.1
12,656
(1)(2)
CorMedix, Inc.
102,260
0.0
1,981
(2)
CorVel Corp.
647,569
0.1
17,279
(2)
Crinetics
Pharmaceuticals, Inc.
882,957
0.2
7,886
(2)
Cross Country
Healthcare, Inc.
105,988
0.0
9,774
(2)
CryoPort, Inc.
79,267
0.0
10,763
(2)
Cullinan Oncology, Inc.
180,173
0.0
3,165
(1)(2)
CVRx, Inc.
27,884
0.0
27,510
(2)
Cytek Biosciences, Inc.
152,405
0.0
24,724
(2)
Cytokinetics, Inc.
1,305,427
0.2
11,892
(2)
Day One
Biopharmaceuticals,
Inc.
165,656
0.0
12,387
(2)
Definitive Healthcare
Corp.
55,370
0.0
27,519
(2)
Denali Therapeutics,
Inc.
801,628
0.1
5,820
(2)
Design Therapeutics,
Inc.
31,312
0.0
5,419
(1)(2)
Dianthus Therapeutics,
Inc.
148,372
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,014
(2)
Disc Medicine, Inc.
$ 197,248
0.0
23,951
(2)
DocGo, Inc.
79,517
0.0
29,376
(2)
Dynavax Technologies
Corp.
327,249
0.1
17,895
(2)
Dyne Therapeutics,
Inc.
642,788
0.1
15,950
(2)
Edgewise
Therapeutics, Inc.
425,706
0.1
18,905
(2)
Editas Medicine, Inc.
64,466
0.0
6,139
(2)
Eliem Therapeutics,
Inc.
31,248
0.0
13,083
Embecta Corp.
184,470
0.0
4,891
(2)
Enanta
Pharmaceuticals, Inc.
50,671
0.0
11,442
(2)
Enhabit, Inc.
90,392
0.0
7,896
(1)(2)
Enliven Therapeutics,
Inc.
201,664
0.0
12,186
Ensign Group, Inc.
1,752,591
0.3
5,823
(2)
Entrada Therapeutics,
Inc.
93,052
0.0
35,983
(2)
Erasca, Inc.
98,234
0.0
42,279
(2)
Esperion Therapeutics,
Inc.
69,760
0.0
25,541
(2)
Evolent Health, Inc.
- Class A
722,299
0.1
12,482
(2)
Evolus, Inc.
202,208
0.0
11,287
(2)
EyePoint
Pharmaceuticals, Inc.
90,183
0.0
22,428
(2)
Fate Therapeutics, Inc.
78,498
0.0
5,881
(2)
Foghorn Therapeutics,
Inc.
54,752
0.0
14,250
(2)
Fulcrum Therapeutics,
Inc.
50,873
0.0
4,886
(2)
Fulgent Genetics, Inc.
106,173
0.0
2,719
(2)
GeneDx Holdings
Corp.
115,394
0.0
11,691
(2)
Generation Bio Co.
28,877
0.0
127,936
(2)
Geron Corp.
580,829
0.1
10,740
(2)
Glaukos Corp.
1,399,207
0.2
26,142
(2)
Guardant Health, Inc.
599,697
0.1
2,077
(2)
Gyre Therapeutics, Inc.
26,046
0.0
11,052
(2)
Haemonetics Corp.
888,360
0.2
27,340
(2)
Halozyme
Therapeutics, Inc.
1,564,942
0.3
6,749
(2)
Harmony Biosciences
Holdings, Inc.
269,960
0.1
6,830
(2)
Harrow, Inc.
307,077
0.1
13,414
(2)
Health Catalyst, Inc.
109,190
0.0
18,776
(2)
HealthEquity, Inc.
1,536,816
0.3
5,901
HealthStream, Inc.
170,185
0.0
26,692
(1)(2)
Heron Therapeutics,
Inc.
53,117
0.0
41,982
(2)
Hims & Hers Health,
Inc.
773,308
0.1
19,791
(1)(2)
Humacyte, Inc.
107,663
0.0
4,724
(2)
ICU Medical, Inc.
860,807
0.2
18,187
(2)
Ideaya Biosciences,
Inc.
576,164
0.1
3,495
(1)(2)
IGM Biosciences, Inc.
57,807
0.0
31,543
(1)(2)
ImmunityBio, Inc.
117,340
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,604
(1)(2)
Immunome, Inc.
$ 169,650
0.0
12,885
(2)
Immunovant, Inc.
367,351
0.1
11,763
(2)
Inari Medical, Inc.
485,106
0.1
5,085
(2)
InfuSystem Holdings,
Inc.
34,070
0.0
2,527
(2)
Inhibrx Biosciences,
Inc.
39,573
0.0
17,538
(2)
Inmode Ltd.
297,269
0.1
5,342
(2)
Innovage Holding
Corp.
32,052
0.0
12,445
(2)
Innoviva, Inc.
240,313
0.1
5,496
(2)
Inogen, Inc.
53,311
0.0
5,929
(1)(2)
Inovio
Pharmaceuticals, Inc.
34,270
0.0
12,371
(2)
Inozyme Pharma, Inc.
64,700
0.0
34,399
(2)
Insmed, Inc.
2,511,127
0.4
7,359
(2)
Integer Holdings Corp.
956,670
0.2
14,819
(2)
Integra LifeSciences
Holdings Corp.
269,261
0.1
21,235
(2)
Intellia Therapeutics,
Inc.
436,379
0.1
56,019
(2)
Iovance
Biotherapeutics, Inc.
526,018
0.1
2,069
iRadimed Corp.
104,050
0.0
6,917
(2)
iRhythm Technologies,
Inc.
513,518
0.1
32,288
(2)
Ironwood
Pharmaceuticals, Inc.
133,027
0.0
6,007
(2)
iTeos Therapeutics,
Inc.
61,331
0.0
6,229
(2)
Janux Therapeutics,
Inc.
282,983
0.1
2,654
(2)
Jasper Therapeutics,
Inc.
49,922
0.0
3,256
(2)
Joint Corp.
37,249
0.0
8,932
(1)(2)
KalVista
Pharmaceuticals, Inc.
103,433
0.0
6,598
(2)
Keros Therapeutics,
Inc.
383,146
0.1
8,430
(2)
Kiniksa
Pharmaceuticals
International PLC
210,666
0.0
1,403
(2)
Korro Bio, Inc.
46,888
0.0
5,476
(2)
Krystal Biotech, Inc.
996,796
0.2
16,244
(2)
Kura Oncology, Inc.
317,408
0.1
9,869
(2)
Kymera Therapeutics,
Inc.
467,100
0.1
3,996
(2)
Kyverna Therapeutics,
Inc.
19,540
0.0
15,046
(2)
Lantheus Holdings,
Inc.
1,651,299
0.3
9,690
(2)
Larimar Therapeutics,
Inc.
63,470
0.0
4,528
LeMaitre Vascular, Inc.
420,606
0.1
3,045
(1)
LENZ Therapeutics,
Inc.
72,288
0.0
4,657
(2)
Lexeo Therapeutics,
Inc.
42,099
0.0
26,595
(2)
Lexicon
Pharmaceuticals, Inc.
41,754
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,295
(2)
Lifecore Biomedical,
Inc.
$ 26,104
0.0
8,188
(2)
LifeMD, Inc.
42,905
0.0
26,544
(2)
LifeStance Health
Group, Inc.
185,808
0.0
3,800
(2)
Ligand
Pharmaceuticals, Inc.
380,342
0.1
38,835
(2)
Lineage Cell
Therapeutics, Inc.
35,157
0.0
13,072
(2)
Liquidia Corp.
130,720
0.0
12,063
(2)
LivaNova PLC
633,790
0.1
7,282
(2)
Longboard
Pharmaceuticals, Inc.
242,709
0.1
38,879
(2)
Lyell Immunopharma,
Inc.
53,653
0.0
14,243
(2)
MacroGenics, Inc.
46,859
0.0
3,883
(2)
Madrigal
Pharmaceuticals, Inc.
824,050
0.1
59,260
(2)
MannKind Corp.
372,745
0.1
24,553
(2)
Maravai LifeSciences
Holdings, Inc. - Class A
204,035
0.0
24,296
(2)
MaxCyte, Inc.
94,511
0.0
10,083
(2)
MeiraGTx Holdings
PLC
42,046
0.0
12,594
(2)
Merit Medical Systems,
Inc.
1,244,665
0.2
26,067
(2)
Mersana Therapeutics,
Inc.
49,267
0.0
1,167  Mesa Laboratories,
Inc.
151,547
0.0
27,026
(2)
MiMedx Group, Inc.
159,724
0.0
16,381
(2)
Mind Medicine
MindMed, Inc.
93,208
0.0
6,717
(2)
Mineralys
Therapeutics, Inc.
81,343
0.0
8,835
(2)
Mirum
Pharmaceuticals, Inc.
344,565
0.1
2,644
(2)
ModivCare, Inc.
37,756
0.0
8,598
(2)
Monte Rosa
Therapeutics, Inc.
45,569
0.0
19,796
(2)
Myriad Genetics, Inc.
542,212
0.1
12,282
(1)(2)
Nano-X Imaging Ltd.
74,675
0.0
2,839  National HealthCare
Corp.
357,061
0.1
3,876  National Research
Corp.
88,605
0.0
13,096
(2)
Nautilus Biotechnology,
Inc.
37,324
0.0
41,841
(2)
Nektar Therapeutics
54,393
0.0
48,094
(1)(2)
Neogen Corp.
808,460
0.1
28,272
(2)
NeoGenomics, Inc.
417,012
0.1
18,868
(2)
Neumora
Therapeutics, Inc.
249,246
0.1
2,371
(2)
Neurogene, Inc.
99,487
0.0
8,474
(2)
Nevro Corp.
47,370
0.0
12,054
(1)(2)
Nkarta, Inc.
54,484
0.0
31,339
(1)(2)
Novavax, Inc.
395,812
0.1
23,605
(2)
Novocure Ltd.
368,946
0.1
13,696
(2)
Nurix Therapeutics,
Inc.
307,749
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,340
(2)
Nuvalent, Inc. - Class A
$ 750,882
0.1
40,530
(2)
Nuvation Bio, Inc.
92,814
0.0
58,879
(2)
Ocugen, Inc.
58,420
0.0
34,645
(2)
Ocular Therapeutix,
Inc.
301,412
0.1
9,013
(2)
Olema
Pharmaceuticals, Inc.
107,615
0.0
13,003
(2)
Omeros Corp.
51,622
0.0
22,227
(1)(2)
OmniAb, Inc.
94,020
0.0
10,079
(2)
Omnicell, Inc.
439,444
0.1
75,078
(1)(2)
OPKO Health, Inc.
111,866
0.0
4,371
(2)
OptimizeRx Corp.
33,744
0.0
37,829
(2)
Option Care Health,
Inc.
1,184,048
0.2
17,606
(2)
OraSure Technologies,
Inc.
75,178
0.0
5,531
(2)
Orchestra BioMed
Holdings, Inc.
28,429
0.0
16,886
(2)
Organogenesis
Holdings, Inc.
48,294
0.0
14,001
(2)
ORIC
Pharmaceuticals, Inc.
143,510
0.0
7,651
(2)
Orthofix Medical, Inc.
119,509
0.0
3,773
(2)
OrthoPediatrics Corp.
102,286
0.0
16,760
(2)
Owens & Minor, Inc.
262,964
0.1
60,572
(2)
Pacific Biosciences of
California, Inc.
102,972
0.0
10,280
(2)
Pacira BioSciences,
Inc.
154,714
0.0
8,783
(2)
PACS Group, Inc.
351,057
0.1
10,840
(1)(2)
Paragon 28, Inc.
72,411
0.0
17,562
Patterson Cos., Inc.
383,554
0.1
19,129
(2)
Pediatrix Medical
Group, Inc.
221,705
0.0
6,719
(2)
Pennant Group, Inc.
239,868
0.1
3,709
(2)
PepGen, Inc.
31,712
0.0
11,574
(2)
Perspective
Therapeutics, Inc.
154,513
0.0
5,886
(2)
PetIQ, Inc.
181,112
0.0
7,693
(1)(2)
Phathom
Pharmaceuticals, Inc.
139,089
0.0
4,825  Phibro Animal Health
Corp. - Class A
108,659
0.0
11,344
(2)
Phreesia, Inc.
258,530
0.1
12,852
(2)
Pliant Therapeutics,
Inc.
144,071
0.0
16,617
(2)
Poseida Therapeutics,
Inc.
47,525
0.0
3,871
(2)
Praxis Precision
Medicines, Inc.
222,737
0.0
31,395
(2)
Precigen, Inc.
29,734
0.0
10,825
(2)
Prestige Consumer
Healthcare, Inc.
780,483
0.1
13,092
(1)(2)
Prime Medicine, Inc.
50,666
0.0
22,754
(2)
Privia Health Group,
Inc.
414,350
0.1
9,372
(2)
PROCEPT
BioRobotics Corp.
750,885
0.1
18,749
(2)
Progyny, Inc.
314,233
0.1
22,388
(1)(2)
ProKidney Corp.
42,985
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,973
(2)
Protagonist
Therapeutics, Inc.
$ 583,785
0.1
9,513
(2)
Prothena Corp. PLC
159,152
0.0
16,948
(2)
PTC Therapeutics, Inc.
628,771
0.1
8,820
(2)
Pulmonx Corp.
73,118
0.0
3,845
(1)(2)
Pulse Biosciences, Inc.
67,441
0.0
10,678
(2)
Puma Biotechnology,
Inc.
27,229
0.0
11,750
(2)
Pyxis Oncology, Inc.
43,123
0.0
1,253
(2)
Q32 Bio, Inc.
55,909
0.0
8,091
(2)
Quanterix Corp.
104,859
0.0
22,869
(2)
Quantum-Si, Inc.
20,175
0.0
11,209
(2)
Quipt Home Medical
Corp.
32,730
0.0
14,595
(2)
RadNet, Inc.
1,012,747
0.2
1,679
(2)
Rapport Therapeutics,
Inc.
34,386
0.0
50,415
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
332,235
0.1
10,452
(2)
REGENXBIO, Inc.
109,641
0.0
22,225
(2)
Relay Therapeutics,
Inc.
157,353
0.0
12,754
(2)
Replimune Group, Inc.
139,784
0.0
23,020
(2)
Revance Therapeutics,
Inc.
119,474
0.0
33,548
(2)
Revolution Medicines,
Inc.
1,521,402
0.3
12,203
(2)
Rhythm
Pharmaceuticals, Inc.
639,315
0.1
4,153
(2)
Rigel Pharmaceuticals,
Inc.
67,196
0.0
14,666
(2)
Rocket
Pharmaceuticals, Inc.
270,881
0.1
7,537
(2)
RxSight, Inc.
372,554
0.1
12,211
(2)
Sage Therapeutics,
Inc.
88,163
0.0
29,612
(2)
Sana Biotechnology,
Inc.
123,186
0.0
1,084
(1)(2)
Sanara Medtech, Inc.
32,780
0.0
23,190
(2)
Savara, Inc.
98,326
0.0
15,397
(2)
Scholar Rock Holding
Corp.
123,330
0.0
12,284
(2)
Schrodinger, Inc./
United States
227,868
0.1
26,122
(2)
Scilex Holding Co.
24,152
0.0
7,751
(1)(2)
scPharmaceuticals,
Inc.
35,345
0.0
23,540  Select Medical
Holdings Corp.
820,840
0.1
1,100
(1)(2)
Semler Scientific, Inc.
25,905
0.0
6,906
(2)
Sera Prognostics, Inc.
- Class A
53,867
0.0
9,209
(2)
Shattuck Labs, Inc.
32,139
0.0
9,491
(2)
SI-BONE, Inc.
132,684
0.0
10,578  SIGA Technologies,
Inc.
71,402
0.0
8,084
(1)(2)
Sight Sciences, Inc.
50,929
0.0
3,637
Simulations Plus, Inc.
116,457
0.0
4,031
(2)
Skye Bioscience, Inc.
15,761
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,933
(2)
Soleno Therapeutics,
Inc.
$ 249,067
0.1
5,260
(2)
Solid Biosciences, Inc.
36,662
0.0
15,235
(2)
SpringWorks
Therapeutics, Inc.
488,129
0.1
7,745
(1)(2)
Spyre Therapeutics,
Inc.
227,780
0.0
10,992
(2)
STAAR Surgical Co.
408,353
0.1
65,427
(2)
Standard BioTools, Inc.
126,274
0.0
7,985
(2)
Stoke Therapeutics,
Inc.
98,136
0.0
19,421
(1)(2)
Summit Therapeutics,
Inc.
425,320
0.1
11,119
(2)
Supernus
Pharmaceuticals, Inc.
346,690
0.1
17,033
(2)
Surgery Partners, Inc.
549,144
0.1
3,024
(2)
Surmodics, Inc.
117,271
0.0
18,628
(2)
Sutro Biopharma, Inc.
64,453
0.0
18,254
(2)
Syndax
Pharmaceuticals, Inc.
351,390
0.1
5,603
(2)
Tactile Systems
Technology, Inc.
81,860
0.0
28,983
(2)
Talkspace, Inc.
60,574
0.0
14,222
(2)
Tandem Diabetes
Care, Inc.
603,155
0.1
10,932
(1)(2)
Tango Therapeutics,
Inc.
84,176
0.0
8,222
(2)
Tarsus
Pharmaceuticals, Inc.
270,422
0.1
36,285
(2)
Taysha Gene
Therapies, Inc.
72,933
0.0
36,923
(2)
Teladoc Health, Inc.
338,953
0.1
13,328
(2)
Tenaya Therapeutics,
Inc.
25,723
0.0
12,944
(2)
Terns Pharmaceuticals,
Inc.
107,953
0.0
30,888
(1)(2)
TG Therapeutics, Inc.
722,470
0.1
9,443
(2)
Theravance
Biopharma, Inc.
76,111
0.0
5,049
(2)
Third Harmonic Bio,
Inc.
68,414
0.0
5,257
Tourmaline Bio, Inc.
135,157
0.0
7,065
(2)
TransMedics Group,
Inc.
1,109,205
0.2
16,511
(2)
Travere Therapeutics,
Inc.
230,989
0.1
11,102
(2)
Treace Medical
Concepts, Inc.
64,392
0.0
15,109
(1)(2)
Trevi Therapeutics,
Inc.
50,464
0.0
9,200
(2)
TScan Therapeutics,
Inc.
45,816
0.0
12,681
(2)
Twist Bioscience Corp.
572,928
0.1
4,689
(2)
Tyra Biosciences, Inc.
110,238
0.0
1,617
(2)
UFP Technologies, Inc.
512,104
0.1
7,890
(1)(2)
UroGen Pharma Ltd.
100,203
0.0
3,350  US Physical Therapy,
Inc.
283,511
0.1
13,221
(2)
Vanda
Pharmaceuticals, Inc.
62,007
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,949
(2)
Varex Imaging Corp.
$ 106,672
0.0
26,267
(2)
Vaxcyte, Inc.
3,001,530
0.5
13,945
(2)
Ventyx Biosciences,
Inc.
30,400
0.0
8,671
(2)
Vera Therapeutics, Inc.
383,258
0.1
16,957
(2)
Veracyte, Inc.
577,216
0.1
10,808
(2)
Vericel Corp.
456,638
0.1
15,918
(2)
Verve Therapeutics,
Inc.
77,043
0.0
8,792
(2)
Viemed Healthcare,
Inc.
64,445
0.0
20,190
(2)
Vir Biotechnology, Inc.
151,223
0.0
13,890
(2)
Viridian Therapeutics,
Inc.
315,998
0.1
10,818
(2)
Voyager Therapeutics,
Inc.
63,285
0.0
17,785
(2)
WaVe Life Sciences
Ltd.
145,837
0.0
8,406
(2)
Waystar Holding Corp.
234,443
0.1
40,122
(2)
X4 Pharmaceuticals,
Inc.
26,854
0.0
3,770
(2)
XBiotech, Inc.
29,142
0.0
13,349
(2)
Xencor, Inc.
268,448
0.1
32,205
(2)
Xeris Biopharma
Holdings, Inc.
91,784
0.0
2,195
(2)
XOMA Corp.
58,124
0.0
8,409
(2)
Y-mAbs Therapeutics,
Inc.
110,578
0.0
13,134
(2)
Zentalis
Pharmaceuticals, Inc.
48,333
0.0
10,106
(2)
Zevra Therapeutics,
Inc.
70,136
0.0
6,044
(2)
Zimvie, Inc.
95,918
0.0
8,945
(2)
Zura Bio Ltd.
36,317
0.0
13,029
(2)
Zymeworks, Inc.
163,514
0.0
4,139
(1)(2)
Zynex, Inc.
33,774
0.0
103,314,594
17.1
Industrials : 16.2%
17,928
(2)
374Water, Inc.
24,382
0.0
28,820
(2)
3D Systems Corp.
81,849
0.0
7,637
(2)
AAR Corp.
499,154
0.1
13,835
ABM Industries, Inc.
729,935
0.1
22,052
ACCO Brands Corp.
120,624
0.0
32,600
(2)
ACV Auctions, Inc.
- Class A
662,758
0.1
5,784
(2)
AeroVironment, Inc.
1,159,692
0.2
8,538
(2)
AerSale Corp.
43,117
0.0
11,606
(2)
Air Transport Services
Group, Inc.
187,901
0.0
2,305
Alamo Group, Inc.
415,200
0.1
6,878  Albany International
Corp. - Class A
611,110
0.1
93,480
(2)
Alight, Inc. - Class A
691,752
0.1
3,395
Allegiant Travel Co.
186,929
0.0
3,639
Allient, Inc.
69,105
0.0
6,523  Alta Equipment Group,
Inc.
43,965
0.0
7,183
(2)
Ameresco, Inc. - Class
A
272,523
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,566
(2)
American
Superconductor Corp.
$ 178,558
0.0
3,460
(2)
American Woodmark
Corp.
323,337
0.1
4,929  Apogee Enterprises,
Inc.
345,104
0.1
8,417  Applied Industrial
Technologies, Inc.
1,878,085
0.3
5,185
ArcBest Corp.
562,313
0.1
51,356
(1)(2)
Archer Aviation, Inc.
- Class A
155,609
0.0
10,633
Arcosa, Inc.
1,007,583
0.2
2,759
Argan, Inc.
279,845
0.1
6,191  Aris Water Solutions,
Inc. - Class A
104,442
0.0
33,825
(2)
Array Technologies,
Inc.
223,245
0.0
9,947
(2)
ASGN, Inc.
927,359
0.2
5,415
Astec Industries, Inc.
172,955
0.0
6,671
(2)
Astronics Corp.
129,951
0.0
4,822
(2)
Asure Software, Inc.
43,639
0.0
8,049
Atkore, Inc.
682,072
0.1
6,556
AZZ, Inc.
541,591
0.1
10,226
Barnes Group, Inc.
413,233
0.1
5,960  Barrett Business
Services, Inc.
223,560
0.0
13,992
(2)
Beacon Roofing
Supply, Inc.
1,209,329
0.2
3,718
(2)
BlackSky Technology,
Inc.
17,623
0.0
13,602
(2)
Blade Air Mobility, Inc.
39,990
0.0
21,143
(1)(2)
Blink Charging Co.
36,366
0.0
43,950
(1)(2)
Bloom Energy Corp.
- Class A
464,112
0.1
7,148
(2)
Blue Bird Corp.
342,818
0.1
1,938
(2)
BlueLinx Holdings, Inc.
204,304
0.0
8,722
Boise Cascade Co.
1,229,628
0.2
3,190
(2)
Bowman Consulting
Group Ltd.
76,815
0.0
10,103
(2)
BrightView Holdings,
Inc.
159,021
0.0
9,858
Brink's Co.
1,139,979
0.2
6,712  Brookfield Business
Corp. - Class A
170,015
0.0
4,049
(2)
Byrna Technologies,
Inc.
68,712
0.0
5,956
Cadre Holdings, Inc.
226,030
0.0
5,930
(2)
Caesarstone Ltd.
27,041
0.0
12,587
(2)
Casella Waste
Systems, Inc. - Class A
1,252,281
0.2
10,583
(2)
CBIZ, Inc.
712,130
0.1
6,685
(2)
CECO Environmental
Corp.
188,517
0.0
3,103
(2)
Centuri Holdings, Inc.
50,113
0.0
84,712
(1)(2)
ChargePoint Holdings,
Inc.
116,055
0.0
9,320
(2)
Chart Industries, Inc.
1,156,985
0.2
3,858
(2)
Cimpress PLC
316,047
0.1
6,608  Columbus McKinnon
Corp.
237,888
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
37,879
(2)
Conduent, Inc.
$ 152,652
0.0
9,556
(2)
Construction Partners,
Inc. - Class A
667,009
0.1
24,736
(2)
CoreCivic, Inc.
312,910
0.1
9,349
Costamare, Inc.
146,966
0.0
2,060  Covenant Logistics
Group, Inc.
108,850
0.0
1,534
CRA International, Inc.
268,941
0.1
3,643
CSW Industrials, Inc.
1,334,759
0.2
13,552
(2)
Custom Truck One
Source, Inc.
46,754
0.0
9,963
Deluxe Corp.
194,179
0.0
2,878
(2)
Distribution Solutions
Group, Inc.
110,832
0.0
5,380  Douglas Dynamics,
Inc.
148,380
0.0
13,397
(2)
Driven Brands
Holdings, Inc.
191,175
0.0
3,202
(2)
Ducommun, Inc.
210,788
0.0
2,991
(2)
DXP Enterprises, Inc.
159,600
0.0
6,244
(2)
Dycom Industries, Inc.
1,230,692
0.2
12,966
(2)
Energy Recovery, Inc.
225,479
0.0
24,172
(2)
Energy Vault Holdings,
Inc.
23,205
0.0
12,237  Enerpac Tool Group
Corp.
512,608
0.1
8,783
EnerSys
896,305
0.2
6,682
Ennis, Inc.
162,506
0.0
32,858
(1)(2)
Enovix Corp.
306,894
0.1
4,659
EnPro Industries, Inc.
755,597
0.1
18,053
(2)
Enviri Corp.
186,668
0.0
5,735  ESCO Technologies,
Inc.
739,700
0.1
11,142
Exponent, Inc.
1,284,450
0.2
13,278
Federal Signal Corp.
1,240,962
0.2
11,815
(2)
First Advantage Corp.
234,528
0.0
15,345
(2)
FiscalNote Holdings,
Inc.
19,642
0.0
13,478
(1)(2)
Fluence Energy, Inc.
306,085
0.1
37,361
(2)
Fluor Corp.
1,782,493
0.3
3,331
(2)
Forrester Research,
Inc.
59,991
0.0
5,604
Forward Air Corp.
198,382
0.0
2,943
(2)
Franklin Covey Co.
121,046
0.0
9,975  Franklin Electric Co.,
Inc.
1,045,580
0.2
26,495
(2)
Freyr Battery, Inc.
25,703
0.0
9,737
(1)(2)
Frontier Group
Holdings, Inc.
52,093
0.0
22,068
FTAI Aviation Ltd.
2,932,837
0.5
22,580  FTAI Infrastructure,
Inc.
211,349
0.0
101,440
(1)(2)
FuelCell Energy, Inc.
38,547
0.0
7,860
GATX Corp.
1,041,057
0.2
8,866  Genco Shipping &
Trading Ltd.
172,887
0.0
27,665
(2)
GEO Group, Inc.
355,495
0.1
6,801
(2)
Gibraltar Industries,
Inc.
475,594
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,734
Global Industrial Co.
$ 126,844
0.0
8,841
(2)
GMS, Inc.
800,729
0.1
26,271  Golden Ocean Group
Ltd.
351,506
0.1
5,156
Gorman-Rupp Co.
200,826
0.0
60,981
(2)
GrafTech International
Ltd.
80,495
0.0
2,650
(2)
Graham Corp.
78,414
0.0
9,553  Granite Construction,
Inc.
757,362
0.1
15,334
(2)
Great Lakes Dredge &
Dock Corp.
161,467
0.0
6,836
Greenbrier Cos., Inc.
347,884
0.1
8,254
Griffon Corp.
577,780
0.1
7,226  H&E Equipment
Services, Inc.
351,762
0.1
16,906
(2)
Healthcare Services
Group, Inc.
188,840
0.0
11,051  Heartland Express,
Inc.
135,706
0.0
4,746  Heidrick & Struggles
International, Inc.
184,430
0.0
7,442  Helios Technologies,
Inc.
354,983
0.1
6,172
Herc Holdings, Inc.
984,002
0.2
27,438
(1)(2)
Hertz Global Holdings,
Inc.
90,545
0.0
15,688
Hillenbrand, Inc.
436,126
0.1
44,572
(2)
Hillman Solutions
Corp.
470,680
0.1
7,689
Himalaya Shipping Ltd.
66,587
0.0
10,434
HNI Corp.
561,767
0.1
13,462  Hub Group, Inc.
- Class A
611,848
0.1
11,004
(2)
Hudson Technologies,
Inc.
91,773
0.0
3,979
(2)
Huron Consulting
Group, Inc.
432,517
0.1
32,537
(2)
Hyliion Holdings Corp.
80,692
0.0
2,671  Hyster-Yale Materials
Handling, Inc.
170,330
0.0
4,175
ICF International, Inc.
696,348
0.1
1,838
(2)
IES Holdings, Inc.
366,902
0.1
6,098
(2)
Innodata, Inc.
102,263
0.0
7,894
Insperity, Inc.
694,672
0.1
4,452
Insteel Industries, Inc.
138,413
0.0
13,132
Interface, Inc.
249,114
0.1
6,426
(1)(2)
Intuitive Machines, Inc.
51,729
0.0
31,590
(2)
Janus International
Group, Inc.
319,375
0.1
19,328
(2)
JELD-WEN Holding,
Inc.
305,576
0.1
67,804
(2)
JetBlue Airways Corp.
444,794
0.1
88,635
(1)(2)
Joby Aviation, Inc.
445,834
0.1
7,004  John Bean
Technologies Corp.
689,964
0.1
2,596
Kadant, Inc.
877,448
0.2
7,447  Kelly Services, Inc.
- Class A
159,440
0.0
17,187
Kennametal, Inc.
445,659
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,253
Kforce, Inc.
$ 261,347
0.1
11,440
Korn Ferry
860,746
0.2
32,872
(2)
Kratos Defense &
Security Solutions, Inc.
765,918
0.1
27,156
(2)
LanzaTech Global, Inc.
51,868
0.0
30,678
(2)
Legalzoom.com, Inc.
194,805
0.0
16,367
(2)
Leonardo DRS, Inc.
461,877
0.1
2,321
(2)
Limbach Holdings, Inc.
175,839
0.0
2,446
Lindsay Corp.
304,869
0.1
5,368
(2)
Liquidity Services, Inc.
122,390
0.0
7,446
LSI Industries, Inc.
120,253
0.0
6,741
Luxfer Holdings PLC
87,296
0.0
8,596
(2)
Manitowoc Co., Inc.
82,694
0.0
13,061
Marten Transport Ltd.
231,180
0.0
28,176
(2)
Masterbrand, Inc.
522,383
0.1
6,468
(2)
Matrix Service Co.
74,576
0.0
7,422
Matson, Inc.
1,058,526
0.2
6,997  Matthews International
Corp. - Class A
162,330
0.0
3,322
(2)
Mayville Engineering
Co., Inc.
70,028
0.0
5,387
McGrath RentCorp
567,143
0.1
12,146
(2)
Mercury Systems, Inc.
449,402
0.1
2,616
Miller Industries, Inc.
159,576
0.0
15,694
MillerKnoll, Inc.
388,583
0.1
7,063
(2)
Montrose
Environmental Group,
Inc.
185,757
0.0
6,260
Moog, Inc. - Class A
1,264,645
0.2
19,219
(2)
MRC Global, Inc.
244,850
0.1
24,541
Mueller Industries, Inc.
1,818,488
0.3
34,237  Mueller Water
Products, Inc. - Class A
742,943
0.1
3,618
(2)
MYR Group, Inc.
369,868
0.1
1,290  National Presto
Industries, Inc.
96,931
0.0
5,439
(1)(2)
Net Power, Inc.
38,127
0.0
30,970
(2)
Nextracker, Inc. - Class
A
1,160,756
0.2
2,462
(2)
Northwest Pipe Co.
111,110
0.0
23,973
(2)
NOW, Inc.
309,971
0.1
17,216
(1)(2)
NuScale Power Corp.
199,361
0.0
3,197
(2)
NV5 Global, Inc.
298,856
0.1
23,572
(2)
OPENLANE, Inc.
397,895
0.1
7,301
(2)
Orion Group Holdings,
Inc.
42,127
0.0
7,610  Pangaea Logistics
Solutions Ltd.
55,020
0.0
5,631
Park Aerospace Corp.
73,372
0.0
2,595  Park-Ohio Holdings
Corp.
79,667
0.0
19,108
(2)
Performant Financial
Corp.
71,464
0.0
2,572
(2)
Perma-Fix
Environmental
Services, Inc.
31,558
0.0
35,780
Pitney Bowes, Inc.
255,111
0.1
41,863
(2)
Planet Labs PBC
93,355
0.0
158,284
(1)(2)
Plug Power, Inc.
357,722
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,081
Powell Industries, Inc.
$ 461,961
0.1
645  Preformed Line
Products Co.
82,612
0.0
11,791  Primoris Services
Corp.
684,821
0.1
5,841
(2)
Proto Labs, Inc.
171,550
0.0
7,560
Quad/Graphics, Inc.
34,322
0.0
9,914  Quanex Building
Products Corp.
275,114
0.1
10,231
(2)
Radiant Logistics, Inc.
65,785
0.0
5,640
(2)
Redwire Corp.
38,747
0.0
32,007
(2)
Resideo Technologies,
Inc.
644,621
0.1
7,797  Resources Connection,
Inc.
75,631
0.0
11,532
REV Group, Inc.
323,588
0.1
76,962
(1)(2)
Rocket Lab USA, Inc.
748,840
0.1
15,141  Rush Enterprises, Inc.
- Class A
799,899
0.1
29,950
(2)
RXO, Inc.
838,600
0.1
14,483
Safe Bulkers, Inc.
75,022
0.0
32,493
(2)
SES AI Corp.
20,789
0.0
38,024
(2)
Shoals Technologies
Group, Inc. - Class A
213,315
0.0
7,825
Shyft Group, Inc.
98,204
0.0
8,700
(2)
SkyWest, Inc.
739,674
0.1
5,156
(1)(2)
Spire Global, Inc.
51,508
0.0
24,659
(1)
Spirit Airlines, Inc.
59,182
0.0
9,933
(2)
SPX Technologies, Inc.
1,583,916
0.3
2,638  Standex International
Corp.
482,174
0.1
20,803  Steelcase, Inc. - Class
A
280,633
0.1
34,936
(1)(2)
Stem, Inc.
12,165
0.0
7,635
(1)(2)
Sterling Check Corp.
127,657
0.0
6,664
(2)
Sterling Infrastructure,
Inc.
966,413
0.2
9,077
(2)
Sun Country Airlines
Holdings, Inc.
101,753
0.0
47,966
(2)
Sunrun, Inc.
866,266
0.2
467
(2)
Taylor Devices, Inc.
23,313
0.0
4,981
(1)
Tecnoglass, Inc.
341,995
0.1
4,258
Tennant Co.
408,938
0.1
14,569
Terex Corp.
770,846
0.1
7,717
(2)
Thermon Group
Holdings, Inc.
230,275
0.0
12,284
(2)
Titan International, Inc.
99,869
0.0
5,029
(2)
Titan Machinery, Inc.
70,054
0.0
10,489
(1)(2)
TPI Composites, Inc.
47,725
0.0
1,978
(2)
Transcat, Inc.
238,883
0.1
6,995
TriNet Group, Inc.
678,305
0.1
18,025
Trinity Industries, Inc.
627,991
0.1
14,408
(2)
Triumph Group, Inc.
185,719
0.0
7,823
(2)
TrueBlue, Inc.
61,723
0.0
9,762
(2)
Tutor Perini Corp.
265,136
0.1
13,191
UFP Industries, Inc.
1,730,791
0.3
3,331
UniFirst Corp.
661,703
0.1
1,795  Universal Logistics
Holdings, Inc.
77,382
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
27,498
(2)
Upwork, Inc.
$ 287,354
0.1
2,886
(2)
V2X, Inc.
161,212
0.0
36,726
(2)
Verra Mobility Corp.
1,021,350
0.2
4,793
(2)
Viad Corp.
171,733
0.0
5,049
(2)
Vicor Corp.
212,563
0.0
2,494
(1)
Virco Mfg. Corp.
34,442
0.0
4,207
(1)(2)
Virgin Galactic
Holdings, Inc.
25,663
0.0
3,051
VSE Corp.
252,409
0.1
9,829
Wabash National Corp.
188,619
0.0
5,985  Watts Water
Technologies, Inc.
- Class A
1,240,032
0.2
13,585  Werner Enterprises,
Inc.
524,245
0.1
20,479
(1)(2)
Wheels Up
Experience, Inc.
49,559
0.0
2,979
(2)
Willdan Group, Inc.
121,990
0.0
697  Willis Lease Finance
Corp.
103,721
0.0
10,002
(2)
WNS Holdings Ltd.
527,205
0.1
9,380
(2)
Xometry, Inc. - Class A
172,311
0.0
31,486  Zurn Elkay Water
Solutions Corp.
1,131,607
0.2
97,953,880
16.2
Information Technology : 12.9%
27,569
(2)
8x8, Inc.
56,241
0.0
16,198
A10 Networks, Inc.
233,899
0.0
23,274
(2)
ACI Worldwide, Inc.
1,184,647
0.2
11,248
(2)
ACM Research, Inc.
- Class A
228,334
0.0
24,614
Adeia, Inc.
293,153
0.1
17,850  ADTRAN Holdings,
Inc.
105,850
0.0
8,228  Advanced Energy
Industries, Inc.
865,915
0.2
6,208
(1)(2)
Aehr Test Systems
79,773
0.0
4,914
(2)
Agilysys, Inc.
535,479
0.1
10,641
(2)
Alarm.com Holdings,
Inc.
581,743
0.1
9,878
(2)
Alkami Technology,
Inc.
311,552
0.1
5,206
(2)
Alpha & Omega
Semiconductor Ltd.
193,247
0.0
12,577
(2)
Altair Engineering, Inc.
- Class A
1,201,229
0.2
8,330
(2)
Ambarella, Inc.
469,854
0.1
8,071  American Software,
Inc. - Class A
90,314
0.0
17,847
(2)
Amplitude, Inc. - Class
A
160,088
0.0
8,963
(2)
Appian Corp. - Class A
305,997
0.1
25,556
(1)(2)
Applied Digital Corp.
210,837
0.0
8,115
(1)(2)
Applied
Optoelectronics, Inc.
116,126
0.0
21,282
(2)
Arlo Technologies, Inc.
257,725
0.0
6,632
(2)
Arteris, Inc.
51,199
0.0
17,488
(2)
Asana, Inc. - Class A
202,686
0.0
1,674
(2)
AudioEye, Inc.
38,251
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
204,676
(1)(2)
Aurora Innovation, Inc.
$ 1,211,682
0.2
28,744
(2)
AvePoint, Inc.
338,317
0.1
2,798
(2)
Aviat Networks, Inc.
60,521
0.0
7,166
(2)
Axcelis Technologies,
Inc.
751,355
0.1
9,435
(2)
Backblaze, Inc. - Class
A
60,290
0.0
6,470
Badger Meter, Inc.
1,413,113
0.2
2,826  Bel Fuse, Inc. - Class
B
221,869
0.0
8,925
Belden, Inc.
1,045,385
0.2
8,063  Benchmark
Electronics, Inc.
357,352
0.1
23,147
(1)(2)
BigBear.ai Holdings,
Inc.
33,795
0.0
16,204
(2)
BigCommerce
Holdings, Inc.
94,793
0.0
25,836
(1)(2)
Bit Digital, Inc.
90,684
0.0
9,147
(2)
Blackbaud, Inc.
774,568
0.1
12,634
(2)
Blackline, Inc.
696,639
0.1
51,725
(2)
Blend Labs, Inc.
- Class A
193,969
0.0
31,006
(2)
Box, Inc. - Class A
1,014,826
0.2
13,188
(2)
Braze, Inc. - Class A
426,500
0.1
18,004
(1)(2)
C3.ai, Inc. - Class A
436,237
0.1
12,927
(2)
Calix, Inc.
501,438
0.1
9,558
(2)
Cerence, Inc.
30,108
0.0
5,420
(2)
CEVA, Inc.
130,893
0.0
38,225
(2)
Cipher Mining, Inc.
147,931
0.0
49,741
(2)
Cleanspark, Inc.
464,581
0.1
19,441  Clear Secure, Inc.
- Class A
644,275
0.1
2,867
(2)
Clearfield, Inc.
111,698
0.0
31,785
(2)
Clearwater Analytics
Holdings, Inc. - Class A
802,571
0.1
1,044  Climb Global
Solutions, Inc.
103,920
0.0
10,467
(2)
Cohu, Inc.
269,002
0.1
46,891
(2)
CommScope Holding
Co., Inc.
286,504
0.1
9,631
(2)
CommVault Systems,
Inc.
1,481,729
0.3
3,775
(1)
CompoSecure, Inc.
- Class A
52,925
0.0
4,231
(2)
Consensus Cloud
Solutions, Inc.
99,640
0.0
39,535
(2)
Core Scientific, Inc.
468,885
0.1
10,599
(2)
Corsair Gaming, Inc.
73,769
0.0
8,865
(2)
Couchbase, Inc.
142,904
0.0
28,179
(2)
Credo Technology
Group Holding Ltd.
867,913
0.2
7,440
(2)
CS Disco, Inc.
43,747
0.0
6,639  CSG Systems
International, Inc.
322,987
0.1
6,953
CTS Corp.
336,386
0.1
8,563
(2)
Daktronics, Inc.
110,548
0.0
1,776
(2)
Dave, Inc.
70,969
0.0
5,717
(2)
Diebold Nixdorf, Inc.
255,321
0.0
8,062
(2)
Digi International, Inc.
221,947
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,526
(1)(2)
Digimarc Corp.
$ 94,779
0.0
21,575
(2)
Digital Turbine, Inc.
66,235
0.0
14,458
(2)
DigitalOcean Holdings,
Inc.
583,959
0.1
10,078
(2)
Diodes, Inc.
645,899
0.1
8,130
(2)
Domo, Inc. - Class B
61,056
0.0
20,543
(2)
D-Wave Quantum, Inc.
20,192
0.0
40,015
(2)
E2open Parent
Holdings, Inc.
176,466
0.0
14,491
(2)
Eastman Kodak Co.
68,398
0.0
11,758
(2)
Enfusion, Inc. - Class A
111,583
0.0
11,021
(2)
Envestnet, Inc.
690,135
0.1
5,853
(2)
ePlus, Inc.
575,584
0.1
5,819
(2)
EverCommerce, Inc.
60,285
0.0
14,353
EVERTEC, Inc.
486,423
0.1
29,623
(1)(2)
Evolv Technologies
Holdings, Inc.
119,973
0.0
34,592
(2)
ExlService Holdings,
Inc.
1,319,685
0.2
27,852
(2)
Extreme Networks, Inc.
418,616
0.1
8,018
(2)
Fannie Mae
1,895,776
0.3
4,292
(2)
FARO Technologies,
Inc.
82,149
0.0
28,442
(2)
Fastly, Inc. - Class A
215,306
0.0
17,088
(2)
FormFactor, Inc.
786,048
0.1
45,137
(2)
Freshworks, Inc.
- Class A
518,173
0.1
13,148
(2)
Grid Dynamics
Holdings, Inc.
184,072
0.0
6,232
Hackett Group, Inc.
163,715
0.0
24,562
(2)
Harmonic, Inc.
357,868
0.1
17,772
(1)(2)
Hut 8 Corp.
217,885
0.0
5,314
(2)
I3 Verticals, Inc.
- Class A
113,241
0.0
7,191
(2)
Ichor Holdings Ltd.
228,746
0.0
7,394
Immersion Corp.
65,954
0.0
5,008
(2)
Impinj, Inc.
1,084,332
0.2
36,415
(1)(2)
indie Semiconductor,
Inc. - Class A
145,296
0.0
6,120
(2)
Insight Enterprises,
Inc.
1,318,187
0.2
5,013
(1)(2)
Instructure Holdings,
Inc.
118,056
0.0
8,665
(2)
Intapp, Inc.
414,447
0.1
5,508
(1)
InterDigital, Inc.
780,098
0.1
43,809
(1)(2)
IonQ, Inc.
382,891
0.1
10,753
(2)
Iteris, Inc.
76,776
0.0
10,062
(2)
Itron, Inc.
1,074,722
0.2
16,755
(2)
Jamf Holding Corp.
290,699
0.1
27,866
(2)
Kaltura, Inc.
37,898
0.0
6,281
(2)
Kimball Electronics,
Inc.
116,261
0.0
19,636
(2)
Knowles Corp.
354,037
0.1
11,849  Kulicke & Soffa
Industries, Inc.
534,745
0.1
28,333
(1)(2)
Lightwave Logic, Inc.
78,199
0.0
14,475
(2)
LiveRamp Holdings,
Inc.
358,691
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
60,432
(1)(2)
Marathon Digital
Holdings, Inc.
$ 980,207
0.2
58,412
(2)
Matterport, Inc.
262,854
0.1
13,257
Maximus, Inc.
1,235,022
0.2
17,514
(2)
MaxLinear, Inc.
253,603
0.0
6,346
(2)
MeridianLink, Inc.
130,537
0.0
7,882  Methode Electronics,
Inc.
94,269
0.0
48,693
(1)(2)
MicroVision, Inc.
55,510
0.0
44,780
(2)
Mirion Technologies,
Inc.
495,715
0.1
10,652
(2)
Mitek Systems, Inc.
92,353
0.0
16,674
(2)
N-able, Inc.
217,762
0.0
7,842  Napco Security
Technologies, Inc.
317,287
0.1
28,829
(2)
Navitas Semiconductor
Corp.
70,631
0.0
16,076
(2)
NCR Atleos Corp.
458,648
0.1
32,094
(2)
NCR Corp.
435,516
0.1
6,554
(2)
NETGEAR, Inc.
131,473
0.0
15,401
(2)
NetScout Systems,
Inc.
334,972
0.1
17,125
(1)(2)
NextNav, Inc.
128,266
0.0
11,024
(2)
nLight, Inc.
117,847
0.0
7,915
(2)
Novanta, Inc.
1,416,152
0.2
1,249
NVE Corp.
99,758
0.0
24,715
(2)
Olo, Inc. - Class A
122,586
0.0
8,569
(2)
OneSpan, Inc.
142,845
0.0
3,608
(2)
OSI Systems, Inc.
547,803
0.1
9,719
(2)
Ouster, Inc.
61,230
0.0
9,795
(1)(2)
Pagaya Technologies
Ltd. - Class A
103,533
0.0
19,852
(2)
PagerDuty, Inc.
368,255
0.1
7,480
(2)
PAR Technology Corp.
389,558
0.1
2,647
PC Connection, Inc.
199,663
0.0
7,173
(2)
PDF Solutions, Inc.
227,241
0.0
7,529
(2)
Perficient, Inc.
568,289
0.1
13,686
(2)
Photronics, Inc.
338,865
0.1
6,024
(2)
Plexus Corp.
823,541
0.1
18,107
(2)
Porch Group, Inc.
27,794
0.0
12,435  Power Integrations,
Inc.
797,332
0.1
21,133
(2)
Powerfleet, Inc. NJ
105,665
0.0
12,695
(2)
PowerSchool Holdings,
Inc. - Class A
289,573
0.1
9,468  Progress Software
Corp.
637,859
0.1
10,238
(2)
PROS Holdings, Inc.
189,608
0.0
12,949
(2)
Q2 Holdings, Inc.
1,032,942
0.2
8,185
(2)
Qualys, Inc.
1,051,445
0.2
15,576
(2)
Rackspace
Technology, Inc.
38,161
0.0
23,944
(2)
Rambus, Inc.
1,010,916
0.2
13,681
(2)
Rapid7, Inc.
545,735
0.1
2,816
(2)
Red Violet, Inc.
80,115
0.0
20,032
(2)
Repay Holdings Corp.
163,461
0.0
22,586
(2)
Ribbon
Communications, Inc.
73,405
0.0
13,998
(2)
Rimini Street, Inc.
25,896
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
61,522
(1)(2)
Riot Platforms, Inc.
$ 456,493
0.1
4,196
(2)
Rogers Corp.
474,190
0.1
83,457
(2)
Sabre Corp.
306,287
0.1
11,791
(2)
Sanmina Corp.
807,094
0.1
7,024  Sapiens International
Corp. NV
261,784
0.1
5,553
(2)
ScanSource, Inc.
266,711
0.1
8,350
(2)
SEMrush Holdings,
Inc. - Class A
131,178
0.0
14,327
(2)
Semtech Corp.
654,171
0.1
6,984
(2)
Silicon Laboratories,
Inc.
807,141
0.1
4,063
(2)
SiTime Corp.
696,845
0.1
6,422
(1)(2)
SkyWater Technology,
Inc.
58,312
0.0
11,321
(2)
SMART Global
Holdings, Inc.
237,175
0.0
45,086
(2)
SmartRent, Inc.
77,999
0.0
12,288
SolarWinds Corp.
160,358
0.0
63,971
(1)(2)
SoundHound AI, Inc.
- Class A
298,105
0.1
2,418
(2)
SoundThinking, Inc.
28,025
0.0
23,061
(2)
Sprinklr, Inc. - Class A
178,262
0.0
10,886
(2)
Sprout Social, Inc.
- Class A
316,456
0.1
8,192
(2)
SPS Commerce, Inc.
1,590,641
0.3
13,119
(2)
Squarespace, Inc.
- Class A
609,115
0.1
8,585
(2)
Synaptics, Inc.
666,024
0.1
13,360
(2)
Telos Corp.
47,962
0.0
26,048
(2)
Tenable Holdings, Inc.
1,055,465
0.2
50,919
(2)
Terawulf, Inc.
238,301
0.0
23,025
(2)
Thoughtworks Holding,
Inc.
101,771
0.0
22,285
(2)
TTM Technologies, Inc.
406,701
0.1
2,198
(1)(2)
Tucows, Inc. - Class A
45,916
0.0
4,113
(2)
Turtle Beach Corp.
63,093
0.0
9,780
(2)
Ultra Clean Holdings,
Inc.
390,515
0.1
15,181
(2)
Unisys Corp.
86,228
0.0
24,245
(2)
Varonis Systems, Inc.
1,369,843
0.2
12,305
(2)
Veeco Instruments,
Inc.
407,665
0.1
13,692
(2)
Verint Systems, Inc.
346,818
0.1
12,094
(2)
Vertex, Inc. - Class A
465,740
0.1
26,919
(2)
Viasat, Inc.
321,413
0.1
49,063
(2)
Viavi Solutions, Inc.
442,548
0.1
27,560  Vishay Intertechnology,
Inc.
521,160
0.1
3,273
(2)
Vishay Precision
Group, Inc.
84,771
0.0
9,188
(2)
Weave
Communications, Inc.
117,606
0.0
11,127
(2)
Workiva, Inc.
880,368
0.2
25,548
(1)
Xerox Holdings Corp.
265,188
0.1
10,382
(2)
Xperi, Inc.
95,930
0.0
23,985
(2)
Yext, Inc.
165,976
0.0
39,160
(2)
Zeta Global Holdings
Corp. - Class A
1,168,143
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
29,284
(2)
Zuora, Inc. - Class A
$ 252,428
0.0
78,247,774
12.9
Materials : 4.5%
6,122
AdvanSix, Inc.
185,986
0.0
2,411  Alpha Metallurgical
Resources, Inc.
569,430
0.1
6,739  American Vanguard
Corp.
35,717
0.0
238,051
(2)
Arcadium Lithium PLC
678,445
0.1
3,842
Arch Resources, Inc.
530,811
0.1
33,296  Ardagh Metal
Packaging SA
125,526
0.0
6,288
(2)
Arq, Inc.
36,911
0.0
9,550
(2)
ASP Isotopes, Inc.
26,549
0.0
12,872
(2)
Aspen Aerogels, Inc.
356,426
0.1
19,733
Avient Corp.
992,965
0.2
7,120
Balchem Corp.
1,253,120
0.2
11,920
Cabot Corp.
1,332,298
0.2
4,351  Caledonia Mining
Corp. PLC
65,091
0.0
10,470  Carpenter Technology
Corp.
1,670,803
0.3
11,706
(2)
Century Aluminum Co.
189,988
0.0
3,867
(2)
Clearwater Paper
Corp.
110,364
0.0
87,624
(2)
Coeur Mining, Inc.
602,853
0.1
25,268  Commercial Metals
Co.
1,388,729
0.2
7,864  Compass Minerals
International, Inc.
94,525
0.0
28,477
(2)
Constellium SE
463,036
0.1
2,014
(2)
Contango ORE, Inc.
38,790
0.0
17,652
(2)
Dakota Gold Corp.
41,659
0.0
26,141
(2)
Ecovyst, Inc.
179,066
0.0
6,738
FutureFuel Corp.
38,743
0.0
6,415
Greif, Inc. - Class A
401,964
0.1
4,304
Hawkins, Inc.
548,631
0.1
2,615  Haynes International,
Inc.
155,697
0.0
11,889
HB Fuller Co.
943,749
0.2
127,933
Hecla Mining Co.
853,313
0.2
61,317
(2)
i-80 Gold Corp.
71,128
0.0
8,095
(2)
Ingevity Corp.
315,705
0.1
5,523
Innospec, Inc.
624,596
0.1
2,708
(2)
Intrepid Potash, Inc.
64,992
0.0
18,733
(1)(2)
Ivanhoe Electric, Inc.
/ US
158,481
0.0
3,478
Kaiser Aluminum Corp.
252,225
0.1
12,359
(2)
Knife River Corp.
1,104,771
0.2
4,787
Koppers Holdings, Inc.
174,869
0.0
5,387
Kronos Worldwide, Inc.
67,068
0.0
8,677
(2)
Lifezone Metals Ltd.
60,739
0.0
13,082
(2)
LSB Industries, Inc.
105,179
0.0
4,589
Materion Corp.
513,326
0.1
12,071
Mativ Holdings, Inc.
205,086
0.0
12,521
(2)
Metals Acquisition Ltd.
- Class A
173,416
0.0
7,107  Minerals Technologies,
Inc.
548,874
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
8,477
Myers Industries, Inc.
$ 117,152
0.0
55,601
(2)
Novagold Resources,
Inc.
227,964
0.0
34,325
(2)
O-I Glass, Inc.
450,344
0.1
2,394
Olympic Steel, Inc.
93,366
0.0
12,936
Orion SA
230,390
0.0
9,249
Pactiv Evergreen, Inc.
106,456
0.0
30,149
(2)
Perimeter Solutions SA
405,504
0.1
9,063
(2)
Perpetua Resources
Corp.
84,739
0.0
4,151
(2)
Piedmont Lithium, Inc.
37,068
0.0
27,413
(1)(2)
PureCycle
Technologies, Inc.
260,423
0.1
3,036  Quaker Chemical
Corp.
511,536
0.1
7,147  Ramaco Resources,
Inc. - Class A
83,620
0.0
10,140
(2)
Ranpak Holdings Corp.
66,214
0.0
14,823
(2)
Rayonier Advanced
Materials, Inc.
126,885
0.0
6,332
Ryerson Holding Corp.
126,070
0.0
6,090  Schnitzer Steel
Industries, Inc. - Class
A
112,909
0.0
9,302  Sensient Technologies
Corp.
746,206
0.1
1,153
(2)
Smith-Midland Corp.
38,499
0.0
45,347
SSR Mining, Inc.
257,571
0.1
4,750
Stepan Co.
366,937
0.1
26,107
(2)
Summit Materials, Inc.
- Class A
1,018,956
0.2
18,989
SunCoke Energy, Inc.
164,825
0.0
7,762
Sylvamo Corp.
666,368
0.1
9,920
(2)
TimkenSteel Corp.
147,114
0.0
9,182
TriMas Corp.
234,416
0.1
26,135
Tronox Holdings PLC
382,355
0.1
2,377  United States Lime &
Minerals, Inc.
232,138
0.0
2,124
(2)
Universal Stainless &
Alloy Products, Inc.
82,050
0.0
11,447
Warrior Met Coal, Inc.
731,463
0.1
7,085  Worthington Industries,
Inc.
293,673
0.1
7,297
Worthington Steel, Inc.
248,171
0.1
27,003,022
4.5
Real Estate : 6.3%
22,365
Acadia Realty Trust
525,130
0.1
16,899  Alexander & Baldwin,
Inc.
324,461
0.1
547
Alexander's, Inc.
132,571
0.0
11,239  American Assets Trust,
Inc.
300,306
0.1
18,115  American Healthcare
REIT, Inc.
472,802
0.1
22,853
(2)
Anywhere Real Estate,
Inc.
116,093
0.0
32,146
(2)
Apartment Investment
and Management Co.
- Class A
290,600
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
49,244  Apple Hospitality REIT,
Inc.
$ 731,273
0.1
15,917  Armada Hoffler
Properties, Inc.
172,381
0.0
16,716  Braemar Hotels &
Resorts, Inc.
51,652
0.0
37,741  Brandywine Realty
Trust
205,311
0.0
41,556  Broadstone Net Lease,
Inc.
787,486
0.1
29,514
CareTrust REIT, Inc.
910,802
0.2
5,801
(1)
CBL & Associates
Properties, Inc.
146,185
0.0
3,367
Centerspace
237,273
0.0
11,728  Chatham Lodging
Trust
99,923
0.0
10,781
City Office REIT, Inc.
62,961
0.0
6,358  Community Healthcare
Trust, Inc.
115,398
0.0
80,738
(2)
Compass, Inc. - Class
A
493,309
0.1
24,332  COPT Defense
Properties
737,990
0.1
5,009
(1)
CTO Realty Growth,
Inc.
95,271
0.0
50,628
(2)
Cushman & Wakefield
PLC
690,060
0.1
46,564  DiamondRock
Hospitality Co.
406,504
0.1
35,199  DigitalBridge Group,
Inc.
497,362
0.1
50,406  Diversified Healthcare
Trust
211,201
0.0
35,117
Douglas Emmett, Inc.
617,006
0.1
21,362  Easterly Government
Properties, Inc.
290,096
0.1
20,075
Elme Communities
353,119
0.1
30,277  Empire State Realty
Trust, Inc. - Class A
335,469
0.1
22,459
(2)
Equity Commonwealth
446,934
0.1
38,256
(1)
Essential Properties
Realty Trust, Inc.
1,306,442
0.2
18,137
(1)
eXp World Holdings,
Inc.
255,550
0.0
10,979
(1)
Farmland Partners,
Inc.
114,731
0.0
4,455
(2)
Forestar Group, Inc.
144,208
0.0
20,383  Four Corners Property
Trust, Inc.
597,426
0.1
4,011
(2)
FRP Holdings, Inc.
119,768
0.0
11,215
Getty Realty Corp.
356,749
0.1
9,618  Gladstone Commercial
Corp.
156,196
0.0
9,097
Gladstone Land Corp.
126,448
0.0
14,941  Global Medical REIT,
Inc.
148,065
0.0
44,089
Global Net Lease, Inc.
371,229
0.1
30,612  Hudson Pacific
Properties, Inc.
146,325
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
49,294  Independence Realty
Trust, Inc.
$ 1,010,527
0.2
16,101  Industrial Logistics
Properties Trust
76,641
0.0
6,186  Innovative Industrial
Properties, Inc.
832,636
0.1
15,250  InvenTrust Properties
Corp.
432,643
0.1
18,307
JBG SMITH Properties
320,006
0.1
25,799  Kennedy-Wilson
Holdings, Inc.
285,079
0.1
47,512  Kite Realty Group
Trust
1,261,919
0.2
62,975
L.P. Industrial Trust
632,899
0.1
9,615
LTC Properties, Inc.
352,774
0.1
47,883
Macerich Co.
873,386
0.1
5,725  Marcus & Millichap,
Inc.
226,882
0.0
9,246  National Health
Investors, Inc.
777,219
0.1
3,419  NET Lease Office
Properties
104,690
0.0
16,137
(1)
NetSTREIT Corp.
266,745
0.0
29,553  Newmark Group, Inc.
- Class A
458,958
0.1
6  NexPoint Diversified
Real Estate Trust
38
0.0
5,214  NexPoint Residential
Trust, Inc.
229,468
0.0
4,943  One Liberty Properties,
Inc.
136,130
0.0
135,889
(2)
Opendoor
Technologies, Inc.
271,778
0.0
13,399
Orion Office REIT, Inc.
53,596
0.0
32,493
Outfront Media, Inc.
597,221
0.1
42,506
Paramount Group, Inc.
209,130
0.0
8,466
Peakstone Realty Trust
115,392
0.0
26,142  Pebblebrook Hotel
Trust
345,859
0.1
26,888  Phillips Edison & Co.,
Inc.
1,013,946
0.2
27,698  Piedmont Office Realty
Trust, Inc. - Class A
279,750
0.0
9,760  Plymouth Industrial
REIT, Inc.
220,576
0.0
17,423
PotlatchDeltic Corp.
784,906
0.1
4,380  RE/MAX Holdings, Inc.
- Class A
54,531
0.0
21,859
(2)
Real Brokerage, Inc.
121,317
0.0
25,824
(2)
Redfin Corp.
323,575
0.1
27,199  Retail Opportunity
Investments Corp.
427,840
0.1
33,453
RLJ Lodging Trust
307,099
0.1
4,318  RMR Group, Inc.
- Class A
109,591
0.0
12,838  Ryman Hospitality
Properties, Inc.
1,376,747
0.2
50,559  Sabra Health Care
REIT, Inc.
940,903
0.2
11,788
Safehold, Inc.
309,199
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
3,181
Saul Centers, Inc.
$ 133,475
0.0
37,883  Service Properties
Trust
172,746
0.0
10,321
SITE Centers Corp.
624,421
0.1
14,385
SL Green Realty Corp.
1,001,340
0.2
8,226
St Joe Co.
479,658
0.1
25,287  Summit Hotel
Properties, Inc.
173,469
0.0
44,611  Sunstone Hotel
Investors, Inc.
460,386
0.1
23,569  Tanger Factory Outlet
Centers, Inc.
782,019
0.1
5,965
(2)
Tejon Ranch Co.
104,686
0.0
20,883
Terreno Realty Corp.
1,395,611
0.2
14,628
UMH Properties, Inc.
287,733
0.1
53,546
Uniti Group, Inc.
301,999
0.1
3,343  Universal Health
Realty Income Trust
152,942
0.0
26,325
Urban Edge Properties
563,092
0.1
17,763
Veris Residential, Inc.
317,247
0.1
12,065
Whitestone REIT
163,239
0.0
22,694  Xenia Hotels &
Resorts, Inc.
335,190
0.1
38,290,915
6.3
Utilities : 2.8%
12,295
ALLETE, Inc.
789,216
0.1
17,716
(2)
Altus Power, Inc.
56,337
0.0
8,107  American States Water
Co.
675,232
0.1
17,100
Avista Corp.
662,625
0.1
14,639
Black Hills Corp.
894,736
0.2
26,605  Brookfield
Infrastructure Corp.
- Class A
1,155,455
0.2
10,422
(2)
Cadiz, Inc.
31,579
0.0
12,799  California Water
Service Group
693,962
0.1
4,991  Chesapeake Utilities
Corp.
619,732
0.1
3,695  Consolidated Water
Co. Ltd.
93,151
0.0
3,580  Genie Energy Ltd.
- Class B
58,175
0.0
36,448
(2)
Hawaiian Electric
Industries, Inc.
352,816
0.1
8,065
MGE Energy, Inc.
737,544
0.1
4,107
Middlesex Water Co.
267,941
0.1
16,081
(2)
Montauk Renewables,
Inc.
83,782
0.0
21,343  New Jersey Resources
Corp.
1,007,389
0.2
8,683  Northwest Natural
Holding Co.
354,440
0.1
13,341
NorthWestern Corp.
763,372
0.1
12,254
ONE Gas, Inc.
911,943
0.2
11,688  Ormat Technologies,
Inc.
899,275
0.2
9,138
Otter Tail Corp.
714,226
0.1
19,466
PNM Resources, Inc.
852,027
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
21,760  Portland General
Electric Co.
$ 1,042,304
0.2
5,736
(2)
Pure Cycle Corp.
61,777
0.0
7,234
SJW Group
420,368
0.1
13,476  Southwest Gas
Holdings, Inc.
993,990
0.2
11,786
Spire, Inc.
793,080
0.1
24,049
(1)(2)
Sunnova Energy
International, Inc.
234,237
0.0
3,992
Unitil Corp.
241,835
0.0
3,983
York Water Co.
149,203
0.0
16,611,749
2.8
Total Common Stock
(Cost $332,422,417)
589,109,704
97.5
RIGHTS : 0.0%
Consumer, Non-cyclical : 0.0%
14,198
(3)(4)
Chinook Therapeutics,
Inc. CVR
5,537
0.0
390
(3)(4)
GTX, Inc.
—
—
5,537
0.0
Energy : 0.0%
3,997
(2)
Empire Petroleum
Corp.
80
0.0
Health Care : —%
4,590
(3)(4)
Aduro Biotech - CVR
—
—
2,194
(3)(4)
Omniab, Inc. - 12.5
Earnout Shares
—
—
2,194
(3)(4)
Omniab, Inc. - 15
Earnout Shares
—
—
—
—
Total Rights
(Cost $800)
5,617
0.0
WARRANTS : 0.0%
Warrants : 0.0%
752
Pulse Biosciences, Inc.
3,339
0.0
Total Warrants
(Cost $—)
3,339
0.0
Total Long-Term
Investments
(Cost $332,423,217)
589,118,660
97.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.8%
Repurchase Agreements : 3.7%
1,247,867
(5)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%,
due 10/01/2024
(Repurchase
Amount $1,248,050,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$1,272,824, due
06/01/28-07/15/59)
$ 1,247,867
0.2
6,227,943
(5)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $6,228,796,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$6,352,502, due
10/01/27-01/01/57)
6,227,943
1.0
6,227,943
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $6,228,796,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$6,352,502, due
05/01/26-08/20/74)
6,227,943
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,238,651
(5)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,238,958,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$2,283,424, due
05/15/27-07/20/73)
$ 2,238,651
0.4
6,150,076
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $6,150,918,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$6,273,078, due
07/15/28-09/01/54)
6,150,076
1.0
352,938
(5)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $352,985,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $359,997, due
10/01/24-09/09/49)
352,938
0.1
Total Repurchase
Agreements
(Cost $22,445,418)
22,445,418
3.7
Time Deposits : 0.6%
640,000
(5)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 640,000
0.1
640,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 640,000
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
640,000
(5)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 $ 640,000
0.1
640,000
(5)
Royal Bank of Canada,
4.830
%,
10/01/2024 640,000
0.1
640,000
(5)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 640,000
0.1
640,000
(5)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 640,000
0.1
Total Time Deposits
(Cost $3,840,000)
3,840,000
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.5%
15,047,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $15,047,000) $ 15,047,000 2.5
Total Short-Term
Investments
(Cost $41,332,418)
41,332,418
6.8
Total Investments in
Securities
(Cost $373,755,635) $ 630,451,078 104.3
Liabilities in Excess
of Other Assets (25,806,670) (4.3)
Net Assets $ 604,644,408 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $43,134 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 16,182,424 $ — $ — $ 16,182,424
Consumer Discretionary 59,011,674 — — 59,011,674
Consumer Staples 16,431,700 — — 16,431,700
Consumer, Non-cyclical 68,629 — 32,005 100,634
Energy 31,065,132 — — 31,065,132
Financials 104,896,206 — — 104,896,206
Health Care 103,309,002 — 5,592 103,314,594
Industrials 97,953,880 — — 97,953,880
Information Technology 78,247,774 — — 78,247,774
Materials 27,003,022 — — 27,003,022
Real Estate 38,290,915 — — 38,290,915
Utilities 16,611,749 — — 16,611,749
Total Common Stock 589,072,107 — 37,597 589,109,704
Rights — 80 5,537 5,617
Warrants — 3,339 — 3,339
Short-Term Investments 15,047,000 26,285,418 — 41,332,418
Total Investments, at fair value $ 604,119,107 $ 26,288,837 $ 43,134 $ 630,451,078
Other Financial Instruments+
Futures 63,908 — — 63,908
Total Assets $ 604,183,015 $ 26,288,837 $ 43,134 $ 630,514,986
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
Cartesian Therapeutics, Inc. CVR 12/12/2023 — 5,592
Chinook Therapeutics, Inc. CVR 8/14/2023 — 5,537
GTX, Inc. 6/10/2019 800 —
Inhibrx, Inc. CVR 5/31/2024 — 32,005
Omniab, Inc. - 12.5 Earnout Shares 11/2/2022 — —
Omniab, Inc. - 15 Earnout Shares 11/2/2022 — —
$ 800 $ 43,134
At September 30, 2024, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 161 12/20/24 $ 18,106,060 $ 63,908
$ 18,106,060 $ 63,908
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 304,994,021
Gross Unrealized Depreciation (48,298,578)
Net Unrealized Appreciation $ 256,695,443